                         [PROVIDENT MUTUAL LETTERHEAD]

Dear Policyholder:

We are pleased to send you the annual report for one of the fund groups from your variable annuity contract or variable life insurance policy. In additional mailings, you will also be receiving the annual reports for other fund groups in which you have invested. The investments available through your variable contract are managed by some of the best fund management companies in the country.

Your variable insurance product is unique in that it combines the protection and tax advantages of traditional insurance with the growth potential of equity investments. A leader in the variable products marketplace, Provident Mutual Life Insurance Company can trace its roots back more than two centuries, giving us the distinction of serving America's life insurance needs longer than any other company. Our financial strength enables us to continually offer a variety of financial products and services to help you meet your changing needs as you move through the various stages of your life.

We are proud to include you among our policyholders, and we appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or our Customer Service Center at 1-800-688-5177.

Sincerely,

/s/ Robert W. Kloss
---------------------
Robert W. Kloss
President

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 1998 Annual Report for the Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value Portfolios.

Economic Overview and Investment Perspective

Once again in 1998 the U.S. economy's strength and resiliency were impressive. The economy kept rolling along despite international economic turmoil and political distress at home. The U.S. economy expanded 3.9% in 1998 matching the rate of 1997. Driving the economy forward was consumer spending which posted the largest annual gain in 14 years and was fueled by a healthy job market and very low inflation. At the end of December, the unemployment rate stood at 4.3% and inflation as measured by the Consumer Price Index rose at an annual rate of 1.6%. In the financial markets, 1998 can only be described as the year of the roller coaster ride. Both bond and equity markets participated in that ride.

Corporate bonds outperformed U.S. Treasuries through April. Then in late summer, sparked by the devaluation of the Russian ruble and worries about a global recession, Treasuries rallied as investors began the "flight to safety". The situation for corporate bonds worsened as certain hedge funds neared collapse and forced the dumping of mortgage-backed securities and high risk bonds. Thanks to a string of three cuts in the Federal Funds rate in September, October and November, corporate bonds began a late year rally. The Lehman Brothers Aggregate Bond Index, a benchmark for bonds gained 8.69% for the year. However, U.S. Treasuries were the big winners with the yield on the 30 year U.S. Treasury Bond tumbling from 5.92% to 5.09% producing a total return of 17.1% for the year.

Despite the near bear market slump suffered in mid summer, the U.S. equity market turned in a powerful performance in 1998. The domestic equity market as measured by the Wilshire 5000 Equity Index gained 23.5% and the S&P 500 gained 28.6%. However, most of that return occurred in the large capitalization stocks, especially large growth stocks. The Russell 2000 Index, a benchmark for small capitalization stocks returned -2.6% for the year.

International equities as measured by the Morgan Stanley Capital International EAFE Index returned 20% in 1998 due in large part to the European markets. The Asian financial crisis which began in the second half of 1997 continued to rock those markets. Latin American markets which stumbled from the beginning of the year never recovered. Many major indexes in that region suffered losses of 20% to 50% during 1998.

For 1999, the U.S. economy is expected to slow somewhat due to the continuing difficulties in many of the foreign economies. This should bode well for U.S. government bonds because it would increase the likelihood of further rate cuts by the Federal Reserve and continue to keep inflation in check. Equity markets will continue to be volatile because of expected lower profits and current valuation levels. Volatility will also prevail in the international markets fueled by Brazil's crisis, and the continuing economic weakness in Asia.

Review of Fund Portfolio Performance

The Annual reviews and performance charts* for each portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type activity.

We appreciate the opportunity to have served you in the past and look forward to serving you in 1999 and many years into the future.

/s/ Rosanne Gatta
------------------
Rosanne Gatta
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

In our opinion, the accompanying statements of net assets of the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios, of Market Street Fund, Inc. (the "Fund") and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios of the Fund at December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 5, 1999

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1998 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Growth Portfolio produced a total return of 13.7% for the year ended December 31, 1998, ahead of the 12.3% return for the average Morningstar Large Cap Value fund and below the 28.6% return of the S&P 500.

     The year just completed was a particularly challenging one for value investors. The significant gains in the broad market indices were influenced tremendously by a relatively small group of very large capitalization, high valuation stocks. This occurred with capitalization-weighted indices like the Standard & Poor's 500, where the 50 largest stocks in the index accounted for over 50% of the movement of the index. This influence of the largest capitalization stocks was particularly vexing for value investors, as many of the stocks in this group also happen to be among the most expensive on a valuation basis, and therefore not typically found in investment portfolios that seek to reduce risk by purchasing stocks trading at lower valuation levels.

     This short period of wide swings in the broad stock market averages, and the tremendous concentration in the stocks that drove those averages, presented significant challenges to the management of the value-oriented Market Street Fund Growth Portfolio this year. Our longstanding focus on investment quality and attractive security valuation enabled us to ride out the summer swoon in the stock market in better shape than the market indices and competitive mutual funds. While adherence to our time-tested value philosophy kept us out of some of those market leading higher capitalization stocks, and therefore behind the S&P 500 for the full year, the Portfolio did achieve superior risk-adjusted returns, finishing the year ahead of the Morningstar Large Cap Value category.

     Longstanding commitments to the health care and consumer sectors were very positive contributors to investment performance of the Portfolio during the year. The overall market was led by the strong performance of the technology sector during the year, and while the Portfolio's performance was hindered by an underweighting in this group, those that we did own, all achieved very significant gains. The Portfolio also benefited from the sale earlier in the year of several financial stocks. This sector, after a number of years of very strong performance, was negatively impacted by the financial turmoil in the summer, and produced sub par returns. Our elimination of several large holdings in this area prior to that decline preserved a significant amount of investor capital.

     For several years, the Portfolio has held a number of stocks in the energy area. The steep decline in the price of oil in 1998 had a negative impact on these holdings. Given the vital nature of this commodity, we believe that over a reasonable investment horizon, supply and demand for oil will return to balance, and the investment merits of these holdings will be more widely acknowledged.

     The last four years have been an extraordinary period of stock market returns. Including 1998, this is the first time in history that common stocks have achieved returns in excess of 20% for four consecutive years. Given the duration of the stock market advance, the high valuation levels currently registered, the concentrated nature of the advance, and the strong probability that growth in corporate earnings will be slower in 1999 than in recent years, we are maintaining a cautious investment posture in the management of the Portfolio. We believe it is a particularly important time to pay attention to company quality and security valuation. As we have demonstrated in recent years, we strongly believe that the Market Street Growth Portfolio's conservative, value-oriented investment style will continue to serve our shareholders well both in strong markets and in more difficult periods.

Richard A. Pender, CFA
Daniel J. Manion, CFA

[Market Street Fund]
[GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'85'                                                                      10177.00                           10077.00
'86'                                                                      11325.00                           11941.00
'87'                                                                      11511.00                           12540.00
'88'                                                                      13641.00                           14580.00
'89'                                                                      17794.00                           19131.00
'90'                                                                      18220.00                           18485.00
'91'                                                                      21590.00                           24115.00
'92'                                                                      22614.00                           25948.00
'93'                                                                      24924.00                           28558.00
'94'                                                                      25522.00                           28933.00
'95'                                                                      33279.00                           39811.00
'96'                                                                      39794.00                           48928.00
'97'                                                                      49472.00                           65260.00
'98'                                                                      56250.00                           84003.00
         Past performance is not predictive of future performance.

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 95.3%
Aerospace & Defense -- 3.2%
  Goodrich (B.F.) Co.  .....................................     155,000     $  5,560,625
  *Raytheon Co. Class A.....................................      90,000        4,651,875
                                                                             ------------
                                                                               10,212,500
                                                                             ------------
Automobiles -- 2.2%
  Ford Motor Co. ...........................................     120,000        7,042,500
                                                                             ------------
Banks -- 7.1%
  Bank America Corp. .......................................      62,238        3,742,060
  Bank of New York Co., Inc. ...............................     190,000        7,647,500
  Chase Manhattan Corp. ....................................      80,000        5,445,000
  First Union Corp. ........................................      84,000        5,108,250
                                                                             ------------
                                                                               21,942,810
                                                                             ------------
Beverages -- 1.7%
  Pepsico, Inc. ............................................     130,000        5,321,875
                                                                             ------------
Broadcasting & Publishing -- 3.6%
  Gannett, Inc. ............................................      90,000        5,956,875
  McGraw-Hill, Inc. ........................................      52,500        5,348,437
                                                                             ------------
                                                                               11,305,312
                                                                             ------------
Building Materials -- 1.6%
  Sherwin Williams Co. .....................................     175,000        5,140,625
                                                                             ------------
Business & Consumer Services -- 4.0%
  Automatic Data Processing, Inc. ..........................      57,500        4,610,781
  Electronic Data Systems Corp. ............................      37,500        1,884,375
  Omnicom Group, Inc. ......................................     105,000        6,090,000
                                                                             ------------
                                                                               12,585,156
                                                                             ------------
Communications -- 4.1%
  AT&T Corp. ...............................................      75,000        5,643,750
  GTE Corp. ................................................     110,000        7,418,125
                                                                             ------------
                                                                               13,061,875
                                                                             ------------
Computers -- 4.9%
  Compaq Computer Corp. ....................................     160,000        6,710,000
  International Business Machines Corp. ....................      47,500        8,775,625
                                                                             ------------
                                                                               15,485,625
                                                                             ------------
Consumer Products -- 4.3%
  Fortune Brands, Inc. .....................................     154,000        4,870,250
  Kimberly-Clark Corp. .....................................     160,000        8,720,000
                                                                             ------------
                                                                               13,590,250
                                                                             ------------
Containers -- 0.8%
  Bemis Co., Inc. ..........................................      68,800        2,610,100
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 10.8%
  Abbott Laboratories.......................................     124,000     $  6,076,000
  American Home Products Corp. .............................     137,500        7,742,969
  Becton, Dickinson & Co. ..................................      92,000        3,927,250
  *HCR Manor Care, Inc. ....................................      90,000        2,643,750
  Johnson & Johnson.........................................      78,000        6,542,250
  Pfizer, Inc. .............................................      37,100        4,653,731
  Schering Plough Corp. ....................................      44,000        2,431,000
                                                                             ------------
                                                                               34,016,950
                                                                             ------------
Electrical Equipment -- 2.8%
  Emerson Electric Co. .....................................      83,400        5,217,712
  General Electric Co. .....................................      35,000        3,572,187
                                                                             ------------
                                                                                8,789,899
                                                                             ------------
Energy -- 6.9%
  Chevron Corp. ............................................      43,500        3,607,781
  Exxon Corp. ..............................................      49,000        3,583,125
  FPL Group, Inc. ..........................................      45,000        2,773,125
  Mobil Corp. ..............................................      73,700        6,421,112
  Pacificorp................................................     120,000        2,527,500
  Royal Dutch Petroleum Co. ................................      58,500        2,800,687
                                                                             ------------
                                                                               21,713,330
                                                                             ------------
Finance -- 6.3%
  American Express Co. .....................................      66,500        6,799,625
  Associates First Capital Corp. Class A....................      60,278        2,554,280
  Citigroup, Inc. ..........................................     125,000        6,187,500
  Fannie Mae................................................      56,400        4,173,600
                                                                             ------------
                                                                               19,715,005
                                                                             ------------
Foods -- 6.3%
  Bestfoods, Inc. ..........................................     106,800        5,687,100
  Hershey Foods Corp. ......................................      65,000        4,042,188
  McCormick & Co., Inc. ....................................      98,300        3,323,769
  Sara Lee Corp. ...........................................     240,000        6,765,000
                                                                             ------------
                                                                               19,818,057
                                                                             ------------
Industrial Diversified -- 1.6%
  Parker-Hannifin Corp. ....................................     150,000        4,912,500
                                                                             ------------
Insurance -- 6.8%
  Allstate Corp. ...........................................     140,000        5,407,500
  American General Corp. ...................................      85,000        6,630,000
  American International Group, Inc. .......................      46,500        4,493,063
  Jefferson-Pilot Corp. ....................................      67,500        5,062,500
                                                                             ------------
                                                                               21,593,063
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

                                                                 MATURITY     SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE       OR PAR        VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Lodging -- 1.7%
  Marriott International, Inc., Class A                                       190,000    $  5,510,000
                                                                                         ------------
Oil Field Equipment & Services -- 1.5%
  Halliburton Co. ........................................................     97,500       2,888,438
  Schlumberger Ltd. ......................................................     42,500       1,960,313
                                                                                         ------------
                                                                                            4,848,751
                                                                                         ------------
Railroads -- 1.4%
  Union Pacific Corp., Series A...........................................     97,500       4,393,594
                                                                                         ------------
Retail - Clothing and Apparel -- 1.5%
  Gap, Inc. ..............................................................     85,000       4,781,250
                                                                                         ------------
Retail Merchandising -- 3.7%
  *Costco Companies, Inc. ................................................    107,000       7,724,063
  May Department Stores Co. ..............................................     63,000       3,803,625
                                                                                         ------------
                                                                                           11,527,688
                                                                                         ------------
Semiconductors -- 0.8%
  Intel Corp..............................................................     22,500       2,667,656
                                                                                         ------------
Tobacco -- 1.2%
  Philip Morris Cos., Inc.................................................     70,000       3,745,000
                                                                                         ------------
Utilities -- 4.5%
  Duke Power Co...........................................................     53,000       3,395,313
  Enron Corp..............................................................    100,000       5,706,250
  Florida Progress Corp...................................................     76,000       3,405,750
  Sonat, Inc. ............................................................     62,500       1,691,406
                                                                                         ------------
                                                                                           14,198,719
                                                                                         ------------
    TOTAL COMMON STOCK (COST $235,505,744)................................                300,530,090
                                                                                         ------------

COMMERCIAL PAPER -- 4.2%
  American Express Credit Corp., 4.90%......................    01/14/1999    $3,700,000       3,693,453
  C.I.T. Group Holdings, Inc., 5.99%........................    01/11/1999     5,500,000       5,490,849
  Household Finance Corp., 5.79%............................    01/06/1999     4,000,000       3,996,783
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $13,181,085)...............                                  13,181,085
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.2%
  Temporary Investment Fund, Inc.  --  TempCash.............     619,344     $    619,344
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $619,344)............                      619,344
                                                                             ------------
    TOTAL INVESTMENTS -- 99.7% (COST $249,306,173)..........                  314,330,519
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                      968,002
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $18.82 per share based on 16,749,356 shares
    of capital stock outstanding)...........................                 $315,298,521
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($315,298,521/16,749,356 shares outstanding)..............                 $      18.82
                                                                             ============

*Non-Income Producing
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 99.4%
Automobiles -- 13.9%
  Chrysler Financial Corp., 5.15%...........................    02/08/1999    $4,250,000    $ 4,226,897
  Ford Motor Credit Co., 5.21%..............................    02/08/1999     4,500,000      4,475,252
  General Motors Acceptance Corp., 5.19%....................    01/13/1999     2,000,000      1,996,540
  General Motors Acceptance Corp., 5.15%....................    01/22/1999     2,000,000      1,993,992
                                                                                            -----------
                                                                                             12,692,681
                                                                                            -----------
Banking -- 21.7%
  Bank of New York, 5.25%...................................    01/20/1999     4,000,000      3,988,917
  Canadian Imperial Holdings, 5.40%.........................    01/06/1999     4,000,000      3,997,000
  Mellon Financial Co., 5.07%...............................    03/24/1999     4,500,000      4,448,032
  Morgan (J. P.) & Co., Inc., 5.12%.........................    02/26/1999     4,500,000      4,464,160
  Northern Trust Corp., 4.89%...............................    02/17/1999     1,000,000        993,498
  Northern Trust Corp., 5.30%...............................    01/05/1999     2,000,000      1,995,878
                                                                                            -----------
                                                                                             19,887,485
                                                                                            -----------
Brokerage -- 9.3%
  Merrill Lynch & Co., Inc., 5.35%..........................    01/07/1999     4,000,000      3,996,433
  Salomon Smith Barney Holdings, Inc. 5.15%.................    02/09/1999     3,500,000      3,480,473
  Salomon Smith Barney Holdings, Inc. 5.15%.................    03/11/1999     1,000,000        990,129
                                                                                            -----------
                                                                                              8,467,035
                                                                                            -----------
Communications -- 4.3%
  GTE Funding, Inc., 5.15%..................................    02/01/1999     4,000,000      3,982,261
                                                                                            -----------
Finance -- 30.3%
  American General Finance Corp., 5.13%.....................    02/11/1999     3,900,000      3,877,214
  Associates Corp. of North America, 5.28%..................    01/11/1999     4,000,000      3,994,133
  Commercial Credit Corp., 5.17%............................    01/26/1999     4,400,000      4,384,203
  General Electric Capital Corp., 4.87%.....................    01/29/1999     3,500,000      3,486,743
  IBM Credit Corp., 5.19%...................................    01/12/1999     3,500,000      3,494,450
  Norwest Financial, Inc., 5.33%............................    01/21/1999     4,000,000      3,988,156
  Transamerica Financial Corp., 5.15%.......................    02/24/1999     4,500,000      4,465,237
                                                                                            -----------
                                                                                             27,690,136
                                                                                            -----------
Industrial -- 2.0%
  Avnet, Inc., 5.35%........................................    01/14/1999     1,800,000      1,796,522
                                                                                            -----------
Insurance -- 4.9%
  Prudential Funding Corp., 5.10%...........................    02/03/1999     4,500,000      4,478,963
                                                                                            -----------
Leasing -- 4.4%
  International Leasing Finance Corp., 5.28%................    01/15/1999     4,000,000      3,991,787
                                                                                            -----------
Oil -- 3.9%
  Chevron Corp., 5.53%......................................    01/04/1999     3,600,000      3,598,341
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Utilities -- 4.7%
  Virginia Electric., 5.30%.................................    01/13/1999    $2,000,000    $ 1,996,467
  Virginia Electric., 5.17%.................................    01/27/1999     2,300,000      2,291,412
                                                                                            -----------
                                                                                              4,287,879
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $90,873,090)...............                                 90,873,090
                                                                                            -----------

SHORT TERM INVESTMENTS -- 1.1%
  Temporary Investment Fund, Inc. -- TempCash...............               1,000,038          1,000,038
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,000,038)..........                                  1,000,038
                                                                                            -----------
    TOTAL INVESTMENTS -- 100.5% (COST $91,873,128)..........                                 91,873,128
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%.............                                   (420,207)
                                                                                            -----------
NET ASSETS -- 100.00%
  (Equivalent to $1.00 per share based on 91,452,978 shares
    of capital stock outstanding)...........................                                $91,452,921
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($91,452,921/91,452,978 shares outstanding)...............                                $      1.00
                                                                                            ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

1998 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Bond Portfolio's total return for the year 1998 was 8.22%. The Lehman Aggregate Bond Index, which is considered a good proxy for the overall bond market, returned 8.69% for the same period.

     U.S. Treasury yields fell sharply during the year, with the yield on the 30-year U.S. Treasury bond reaching a record low of 4.69%. The decline in yields was triggered by a number of factors, including low inflation, moderate economic growth and an accommodative Federal Reserve. Also contributing were the flight to quality stemming from the Russian financial crisis which erupted in mid-August and the headline-catching difficulties experienced by several hedge funds towards the end of September and early October.

     The Russian debt-restructuring announcement in August led to a complete revaluation of credit risk worldwide, causing a substantial widening of corporate bond spreads. This widening trend, and the resulting underperformance of corporate bonds relative to Treasuries, continued into early November. However, three 25-basis point reductions in the Fed funds rate have gone a long way toward improving investor confidence, as the financial markets have not only stabilized but rebounded significantly from the lows witnessed just a couple of months ago.

     During the course of the year, we lengthened the fund's duration, largely by selling mortgage-backed bonds and buying intermediate and long maturity corporate bonds and Treasuries. Late in the year, with corporate bond spreads regaining some of the ground that they lost in late-summer and early fall, we reduced the fund's exposure to the corporate bond sector as a defensive measure. Nevertheless, despite their recent improvement, corporate bond spreads remain at historically wide levels and appear to offer good relative value. As a consequence, we expect to have ample opportunity to add corporate bonds to the Portfolio at attractive valuations.

Richard D. Temple
William C. Kane, CFA

[Market Street Fund]
[Bond Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'85'                                                                      10225.00                           10187.00
'86'                                                                      11864.00                           11742.00
'87'                                                                      11583.00                           12066.00
'88'                                                                      12330.00                           13018.00
'89'                                                                      13633.00                           14909.00
'90'                                                                      14683.00                           16245.00
'91'                                                                      16728.00                           18844.00
'92'                                                                      17724.00                           20239.00
'93'                                                                      19553.00                           22564.00
'94'                                                                      18454.00                           21892.00
'95'                                                                      22228.00                           25941.00
'96'                                                                      22863.00                           26883.00
'97'                                                                      25036.00                           29477.00
'98'                                                                      27093.00                           32039.00

Past performance is not predictive of future performance.
+ The index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

 * Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 18.6%
  U.S. Treasury Bonds, 4.75%................................    11/15/2008   $  500,000    $   503,577
  U.S. Treasury Bonds, 6.00%................................    02/15/2026    4,950,000      5,411,764
  U.S. Treasury Bonds, 5.50%................................    02/15/2028      900,000        942,748
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $6,715,654).............                                 6,858,089
                                                                                           -----------
U.S. TREASURY NOTES -- 23.6%
  U.S. Treasury Notes, 6.25%................................    01/31/2002    1,000,000      1,044,706
  U.S. Treasury Notes, 4.25%................................    11/15/2003    2,500,000      2,466,993
  U.S. Treasury Notes, 7.25%................................    08/15/2004    1,100,000      1,236,814
  U.S. Treasury Notes, 7.50%................................    02/15/2005      750,000        858,664
  U.S. Treasury Notes, 6.875%...............................    05/15/2006    1,500,000      1,699,002
  U.S. Treasury Notes, 7.00%................................    07/15/2006      250,000        285,268
  U.S. Treasury Notes, 6.125%...............................    08/15/2007    1,000,000      1,094,110
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $8,445,877).............                                 8,685,557
                                                                                           -----------
AGENCY OBLIGATIONS -- 7.0%
  Collateralized Mortgage Obligation Trust, 7.95%...........    05/01/2017      275,671        284,924
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      314,733        328,896
  Federal Home Loan Mortgage Corp., 9.00%...................    11/01/2016          553            587
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       22,798         23,823
  Federal National Mortgage Association, 7.00%..............    07/25/2008      494,252        504,291
  Federal National Mortgage Association, 6.00%..............    04/01/2028    1,137,774      1,123,552
  Federal National Mortgage Association, 7.00%..............    11/01/2028      324,671        331,266
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $2,560,736)..............                                 2,597,339
                                                                                           -----------
CORPORATE BONDS -- 41.9%
Communications -- 7.1%
  Comsat Corp. Medium Term Note, 8.05%......................    12/13/2006      500,000        580,769
  Continental Cablevision, Inc. Senior Debentures, 9.50%....    08/01/2013      850,000      1,001,937
  Worldcom, Inc., 6.40%.....................................    08/15/2005    1,000,000      1,037,500
                                                                                           -----------
                                                                                             2,620,206
                                                                                           -----------
Entertainment -- 1.3%
  Mirage Resorts, Inc., 6.625%..............................    02/01/2005      500,000        490,000
                                                                                           -----------
Finance -- 10.3%
  Bankers Trust Corp., 7.25%................................    10/15/2011    1,000,000      1,075,000
  First Union Corp., 6.824%.................................    08/01/2006      600,000        667,500
  Household Finance Co., 5.875%.............................    08/01/2006      500,000        503,125
  Providian National Bank, 6.70%............................    03/15/2003      500,000        502,500
  Simon Debartolo Group Note., 6.75%........................    08/01/2006      600,000        595,500
  Socgen Real Estate L.L.C., 7.64%..........................    08/01/2006      500,000        468,125
                                                                                           -----------
                                                                                             3,811,750
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Financial Investment & Other -- 3.6%
  Lehman Brothers Holdings, Inc., 8.50%.....................    08/01/2015   $  500,000    $   546,875
  Salomon, Inc., 7.20%......................................    02/01/2004      750,000        795,938
                                                                                           -----------
                                                                                             1,342,813
                                                                                           -----------
Foreign Financial Institutions -- 3.9%
  Bank Austria, 7.25%.......................................    02/15/2017      500,000        525,625
  Banque Nationale de Paris, 7.738%.........................    12/31/2049      500,000        488,750
  Midland Bank Plc, 7.65%...................................    05/01/2025      500,000        550,625
                                                                                           -----------
                                                                                             1,565,000
                                                                                           -----------
Industrial -- 4.8%
  IMC Global, Inc., 7.40%...................................    11/01/2002      500,000        508,125
  Lubrizol Corp., 5.875%....................................    12/01/2008      250,000        249,375
  Owens Corning, 7.50%......................................    05/01/2005      750,000        773,438
  Tenet Healthcare Corp., 7.625%............................    06/01/2008      250,000        255,313
                                                                                           -----------
                                                                                             1,786,251
                                                                                           -----------
Tobacco -- 1.1%
  Dimon, Inc. Senior Notes, 8.875%..........................    06/01/2006      400,000        390,000
                                                                                           -----------
Utilities -- 9.3%
  Calenergy Co. Inc., 7.23%.................................    09/15/2005      750,000        774,375
  Cleveland Electric Illuminating, 9.00%....................    07/01/2023      500,000        550,625
  U.S. West Capital Funding, Inc., 6.25%....................    07/15/2005    1,000,000      1,041,250
  Waterford 3 Funding, 8.09%................................    01/02/2017    1,000,000      1,081,250
                                                                                           -----------
                                                                                             3,447,500
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $15,105,631)................                                15,453,520
                                                                                           -----------
COMMERCIAL PAPER -- 15.1%
  Federal Home Loan Mortgage Corp., 5.025%..................    02/16/1999    2,000,000      1,986,944
  Federal Home Loan Mortgage Corp., 5.03%...................    02/16/1999    1,600,000      1,589,545
  Federal National Mortgage Association., 5.02%.............    02/02/1999      500,000        497,650
  General Electric Capital Corp., 5.16%.....................    02/16/1999      500,000        496,703
  Norwest Financial, Inc., 5.05%............................    02/16/1999    1,000,000        993,277
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $5,564,893)................                                 5,564,119
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.0%
  Temporary Investment Fund, Inc. -- TempCash...............    816,640    $   816,640
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $816,640)............                   816,640
                                                                           -----------
    TOTAL INVESTMENTS -- 108.2% (COST $39,209,431)..........                39,975,264
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.2%).............                (3,129,342)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.22 per share based on 3,284,815 shares
    of capital stock outstanding)...........................               $36,845,922
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($36,845,922/3,284,815 shares outstanding)................               $     11.22
                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

1998 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Managed Portfolio produced a total return of 12.54% for the year ended December 31, 1998. The Portfolio's results slightly exceeded the 12.39% return of the median balanced fund as measured by Lipper Analytical Services. For the year, the S&P 500 returned 28.6% and the Lehman Aggregate Bond Index returned 8.69%.

     For both the stock and bond markets, the last twelve months can be characterized as a period of very wide market swings, and one where a relatively concentrated group of securities dominated the performance of the two sectors. In the case of common stocks, a strong market rally in the early part of the year abruptly ended due to a confluence of troubling economic, financial and political events. The subsequent market correction, the first meaningful decline in stock prices in the 1990s, likewise came to an abrupt end when the Federal Reserve Board unexpectedly moved to lower interest rates in the fall. The performance of the widely followed Standard & Poor's 500 was exceptionally strong, but was in fact greatly influenced by the gains in the 50 largest capitalization stocks in that index. The average stock was up only about half as much as the index itself. On the fixed income side, a flight to quality during the turmoil of the summer led to a tremendous rally in the U.S. Treasury market, with the yield on the benchmark 30-year Treasury Bond reaching its lowest level in recent history. Corporate bond spreads widened during the year, resulting in significant underperformance relative to Treasuries.

     The Portfolio began the fiscal year with a mix of 59% stocks, 34% bonds and 7% cash. After the stock market moved significantly higher early in the year, we trimmed back the stock segment to maintain our planned 60% allocation. In late summer, after a meaningful decline in the stock market, we sold some fixed income investments and added to common stocks, this time building the stock allocation back up to the 60% level. Once again in the fall, after the stock market had recovered significantly, we trimmed positions. As of December 31, 1998, the Managed Portfolio's asset allocation was 61% stocks, 37% bonds and 2% cash, little changed from the beginning of the year but actively managed to maintain that balance. These asset allocation adjustments had a positive influence on performance during a year of dramatic market shifts, as the effect in each instance was to add to the asset class that was depressed in price and trim back the highly appreciated asset class.

     Within the equity asset class, the Portfolio benefited significantly from its substantial holdings in the healthcare and consumer areas, particularly in the pharmaceutical, medical supply and specialty retail industries. Technology stock performance contributed positively, although an underweighting in this sector relative to the broad market hurt returns. The Portfolio also benefited from a timely move out of several large capitalization financial stocks early in the year, avoiding some of the significant underperformance of that group during the financial turmoil of the summer months. Finally, although the stock segment did achieve strong risk-adjusted returns relative to other portfolios managed with a value oriented investment approach, our unwillingness to risk investment in certain of the very largest market capitalization stocks depressed performance relative to the Standard & Poor's 500. This particular group of large stocks can at times dominate the movement of the capitalization-weighted S&P 500, and in 1998 their influence was so strong that the return on the S&P 500 index was approximately double the return of the typical stock that comprises that index.

     Looking ahead to 1999, we anticipate continued low interest rates and restrained inflation. It is our expectation, however, that corporate profit growth may be somewhat slower than has been the case in recent years. In such an environment, we expect to emphasize stocks of companies with a track record for relatively consistent earnings growth. We will as always be particularly vigilant with respect to valuation, investing in securities where expectations are reasonable and valuation levels are low. In the fixed income segment, we will continue to focus on quality investments in the government, corporate and mortgage-backed sectors. At present, corporate bond spreads in particular remain at historically wide levels, and appear to offer good relative value.

Richard A. Pender, CFA
David M. Brownlee, CFA

[Market Street Fund]
[MANAGED PORTFOLIO PERFORMANCE GRAPH]

                                                          FUND                      LA INDEX*                  S&P INDEX+
                                                          ----                      ---------                  ----------
Start                                                   10000.00                    10000.00                    10000.00
'85'                                                    10299.00                    10187.00                    10077.00
'86'                                                    11543.00                    11742.00                    11941.00
'87'                                                    11481.00                    12066.00                    12540.00
'88'                                                    12631.00                    13018.00                    14580.00
'89'                                                    14482.00                    14909.00                    19131.00
'90'                                                    13235.00                    16245.00                    18485.00
'91'                                                    15947.00                    18844.00                    24115.00
'92'                                                    17854.00                    20239.00                    25948.00
'93'                                                    19928.00                    22564.00                    28558.00
'94'                                                    19566.00                    21892.00                    28933.00
'95'                                                    24346.00                    25941.00                    39811.00
'96'                                                    27238.00                    26883.00                    48928.00
'97'                                                    33020.00                    29477.00                    65260.00
'98'                                                    37161.00                    32039.00                    84003.00

Past performance is not predictive of future performance.

 * The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

+ The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

** Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 61.0%
Aerospace & Defense -- 2.0%
  Goodrich (B.F.) Co. ......................................    20,400    $   731,850
  Raytheon Co. Class A......................................    12,500        646,094
                                                                          -----------
                                                                            1,377,944
                                                                          -----------
Automobiles -- 1.4%
  Ford Motor Co. ...........................................    16,000        939,000
                                                                          -----------
Banks -- 4.4%
  Bank America Corp. .......................................    9,052         544,251
  Bank of New York Co., Inc. ...............................    26,500      1,066,625
  Chase Manhattan Corp. ....................................    10,580        720,101
  First Union Corp. ........................................    11,000        668,937
                                                                          -----------
                                                                            2,999,914
                                                                          -----------
Beverages -- 0.9%
  Pepsico, Inc. ............................................    15,000        614,062
                                                                          -----------
Broadcasting & Publishing -- 3.1%
  Gannett, Inc. ............................................    14,000        926,625
  McGraw-Hill, Inc. ........................................    11,400      1,161,375
                                                                          -----------
                                                                            2,088,000
                                                                          -----------
Building Materials -- 1.0%
  Sherwin Williams Co. .....................................    22,200        652,125
                                                                          -----------
Business & Consumer Services -- 2.4%
  Automatic Data Processing, Inc. ..........................    7,100         569,331
  Electronic Data Systems Corp. ............................    5,200         261,300
  Omnicom Group, Inc. ......................................    13,500        783,000
                                                                          -----------
                                                                            1,613,631
                                                                          -----------
Communications -- 2.7%
  AT&T Corp. ...............................................    10,500        790,125
  GTE Corp. ................................................    15,000      1,011,562
                                                                          -----------
                                                                            1,801,687
                                                                          -----------
Computers -- 3.2%
  Compaq Computer Corp. ....................................    21,300        893,269
  International Business Machines Corp. ....................    6,900       1,274,775
                                                                          -----------
                                                                            2,168,044
                                                                          -----------
Consumer Products -- 2.5%
  Fortune Brands, Inc. .....................................    20,000        632,500
  Kimberly-Clark Corp. .....................................    19,000      1,035,500
                                                                          -----------
                                                                            1,668,000
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Containers -- 0.6%
  Bemis Co., Inc. ..........................................    11,200    $   424,900
                                                                          -----------
Drugs & Health Care -- 7.1%
  Abbott Laboratories.......................................    18,000        882,000
  American Home Products Corp. .............................    18,000      1,013,625
  Becton, Dickinson & Co. ..................................    13,000        554,937
 *HCR Manor Care, Inc. .....................................    15,000        440,625
  Johnson & Johnson.........................................    10,000        838,750
  Pfizer, Inc. .............................................    4,500         564,469
  Schering Plough Corp. ....................................    9,000         497,250
                                                                          -----------
                                                                            4,791,656
                                                                          -----------
Electrical Equipment -- 1.9%
  Emerson Electric Co. .....................................    13,000        813,312
  General Electric Co. .....................................    4,700         479,694
                                                                          -----------
                                                                            1,293,006
                                                                          -----------
Energy -- 3.6%
  Chevron Corp. ............................................    5,100         422,981
  Exxon Corp. ..............................................    6,500         475,312
  FPL Group, Inc. ..........................................    5,800         357,425
  Mobil Corp. ..............................................    10,300        897,388
  Royal Dutch Petroleum Co. ................................    6,500         311,188
                                                                          -----------
                                                                            2,464,294
                                                                          -----------
Finance -- 3.6%
  American Express Co. .....................................    8,000         818,000
  Associates First Capital Corp. Class A....................    7,548         319,847
  Citigroup, Inc. ..........................................    14,550        720,225
  Fannie Mae................................................    8,200         606,800
                                                                          -----------
                                                                            2,464,872
                                                                          -----------
Foods -- 4.3%
  Bestfoods, Inc. ..........................................    15,500        825,375
  Hershey Foods Corp. ......................................    9,000         559,688
  McCormick & Co., Inc. ....................................    16,600        561,288
  Sara Lee Corp. ...........................................    33,200        935,825
                                                                          -----------
                                                                            2,882,176
                                                                          -----------
Industrial Diversified -- 1.5%
  Dover Corp. ..............................................    10,000        366,250
  Parker-Hannifin Corp. ....................................    19,000        622,250
                                                                          -----------
                                                                              988,500
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 4.4%
  Allstate Corp. ...........................................    20,500    $   791,813
  American General Corp. ...................................    11,200        873,600
  American International Group, Inc. .......................    6,050         584,581
  Jefferson-Pilot Corp. ....................................    10,050        753,750
                                                                          -----------
                                                                            3,003,744
                                                                          -----------
Lodging -- 1.3%
  Marriott International, Inc., Class A.....................    29,400        852,600
                                                                          -----------
Oil Field Equipment & Services -- 1.0%
  Halliburton Co. ..........................................    15,000        444,375
  Schlumberger Ltd. ........................................    5,600         258,300
                                                                          -----------
                                                                              702,675
                                                                          -----------
Railroads -- 1.0%
  Union Pacific Corp., Series A.............................    15,000        675,938
                                                                          -----------
Retail - Clothing and Apparel -- 0.6%
  Gap, Inc. ................................................    7,700         433,125
                                                                          -----------
Retail Merchandising -- 2.5%
 *Costco Companies, Inc. ...................................    15,500      1,118,906
  May Department Stores Co. ................................    9,500         573,563
                                                                          -----------
                                                                            1,692,469
                                                                          -----------
Semiconductors -- 0.4%
  Intel Corp. ..............................................    2,500         296,406
                                                                          -----------
Tobacco -- 0.7%
  Philip Morris Cos., Inc. .................................    8,500         454,750
                                                                          -----------
Utilities -- 3.0%
  Duke Power Co. ...........................................    7,000         448,438
  Enron Corp. ..............................................    16,500        941,531
  Florida Progress Corp. ...................................    8,700         389,869
  Sonat, Inc. ..............................................    10,000        270,625
                                                                          -----------
                                                                            2,050,463
                                                                          -----------
    TOTAL COMMON STOCK (COST $27,778,594)...................               41,393,981
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 6.2%
  U.S. Treasury Notes, 4.25%................................  11/15/2003    $3,966,406    $ 3,947,188
  U.S. Treasury Notes, 7.00%................................  07/15/2006       286,804        285,268
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $4,253,210).............                                4,232,456
                                                                                          -----------
U.S. TREASURY BONDS -- 9.9%
  U.S. Treasury Bonds, 6.00%................................  02/15/2026     2,162,439      2,186,571
  U.S. Treasury Bonds, 4.75%................................  11/15/2008     1,526,374      1,510,731
  U.S. Treasury Bonds, 5.50%................................  08/15/2028     3,010,328      3,011,557
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $6,699,141).............                                6,708,859
                                                                                          -----------
U.S. TREASURY STRIP NOTES -- 1.3%
  U.S. Treasury Strip Notes.................................  05/15/2002       856,622        856,248
                                                                                          -----------
    TOTAL U.S. TREASURY STRIP NOTES (COST $856,622).........                                  856,248
                                                                                          -----------
AGENCY OBLIGATIONS -- 7.1%
  Collateralized Mortgage Obligation Trust, 7.95%...........  05/01/2017       278,249        284,924
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006       149,536        156,625
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       320,973        328,896
  Federal National Mortgage Association, 7.50%..............  10/01/2028       989,609        989,561
  Federal National Mortgage Association, 7.00%..............  03/01/2008       350,316        358,452
  Federal National Mortgage Association, 7.75%..............  03/01/2008       175,568        179,351
  Federal National Mortgage Association, 7.75%..............  05/01/2008       102,637        104,841
  Federal National Mortgage Association, 6.00%..............  09/01/2025       442,967        448,904
  Government National Mortgage Association, 8.00%...........  03/15/2007       267,367        271,300
  Government National Mortgage Association, 8.00%...........  08/15/2008       376,301        381,836
  Government National Mortgage Association, 7.00%...........  02/15/2009     1,287,873      1,294,214
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $4,741,396)..............                                4,798,904
                                                                                          -----------
CORPORATE BONDS -- 11.7%
Communications -- 2.5%
  Comsat Corp. Medium Term Note, 8.05%......................  12/13/2006       519,123        580,769
  Continental Cablevision, Inc. Senior Debentures, 9.50%....  08/01/2013       576,603        589,375
  Worldcom, Inc., 6.40%.....................................  08/15/2005       499,040        518,750
                                                                                          -----------
                                                                                            1,688,894
                                                                                          -----------
Entertainment -- 0.7%
  Mirage Resorts, Inc., 6.625%..............................  02/01/2005       495,450        490,000
                                                                                          -----------
Finance -- 1.6%
  First Union Corp., 6.824%.................................  08/01/2006       594,026        667,500
  Simon Debartolo Group Note, 6.75%.........................  06/15/2005       383,043        397,000
                                                                                          -----------
                                                                                            1,064,500
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Finance - Investment & Other -- 1.6%
  Lehman Brothers Holdings, Inc., 8.50%.....................  08/01/2015    $  529,373    $   546,875
  Salomon, Inc., Senior Notes, 7.20%........................  02/01/2004       529,741        530,625
                                                                                          -----------
                                                                                            1,077,500
                                                                                          -----------
Foreign Financial Institutions -- 2.0%
  Bank Austria, 7.25%.......................................  02/15/2017       526,986        525,625
  Banque Nationale de Paris, 7.738%.........................  12/31/2049       250,000        244,375
  Midland Bank Plc, 7.65%...................................  05/01/2025       614,739        605,688
                                                                                          -----------
                                                                                            1,375,688
                                                                                          -----------
Industrial -- 1.9%
  IMC Global, Inc., 7.40%...................................  11/01/2002       499,137        508,125
  Lubrizol Corp., 5.875%....................................  12/01/2008       246,994        249,375
  Owens Corning, 7.50%......................................  05/01/2005       505,245        515,625
                                                                                          -----------
                                                                                            1,273,125
                                                                                          -----------
Tobacco -- 0.6%
  Dimon, Inc. Senior Notes, 8.875%..........................  06/01/2006       408,000        390,000
                                                                                          -----------
Utilities -- 0.8%
  Cleveland Electric Illuminating, 9.00%....................  07/01/2023       547,377        550,625
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $7,724,877).................                                7,910,332
                                                                                          -----------
COMMERCIAL PAPER -- 13.9%
  C.I.T. Group Holdings, Inc., 5.60%........................  01/05/1999     1,299,191      1,299,191
  C.I.T. Group Holdings, Inc., 5.18%........................  02/16/1999       993,381        993,381
  Federal Home Loan Mortgage Corp., 5.03%...................  02/10/1999     1,789,940      1,789,772
  Federal Home Loan Mortgage Corp., 5.04%...................  02/12/1999     1,595,563      1,595,106
  Federal Home Loan Mortgage Corp., 5.025%..................  02/16/1999       993,579        993,472
  International Lease Finance Corp., 5.20%..................  02/16/1999     2,781,396      2,781,176
                                                                                          -----------
    TOTAL COMMERCIAL PAPER (COST $9,453,050)................                                9,452,098
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO              SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.7%
Temporary Investment Fund, Inc. -- TempCash.................    508,133    $   508,133
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $508,133)............                   508,133
                                                                           -----------
    TOTAL INVESTMENTS -- 111.9% (COST $62,015,023)..........                75,861,011
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.9%)............                (8,055,700)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $17.68 per share based on 3,834,704 shares
    of capital stock outstanding)...........................               $67,805,311
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($67,805,311/3,834,704 shares outstanding)................               $     17.68
                                                                           ===========

*Non-Income Producing
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

1998 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Aggressive Growth Portfolio achieved a return of 7.99% for the year ending December 31, 1998. This performance compares favorably to the -2.84% median return of the Lipper Small Company fund category and was better than the -2.6% returned by the Russell 2000 index.

     Good stock selection and a lack of cyclical exposure were key factors behind this year's favorable relative performance. The fact that we locked in profits throughout the year in some of the Portfolio's biggest winners was another reason.

     Looking forward to 1999, we will continue to search for attractively valued companies that are solving problems or creating competitive advantages for their customers. Companies with products or services that provide real solutions to customers' needs or problems should enjoy the increasingly rare ability to increase unit volume and preserve pricing power. Of course, we also will continue to seek exposure to those small companies that are poised to benefit from important long-term trends. The pharmaceutical industry's incessant need to develop new and better drugs and Corporate America's growing appetite for specialized marketing services that are more effective than traditional mass media advertising are two good examples of these sort of trends that we expect to exploit with current holdings. As well, we continue to believe that well-managed and financially sound small companies that have developed or are developing strong brand names or attractive franchises are likely to be rewarding long-term investments. Yet, as long as investors remain concerned that the global economic turmoil might impact the US economy, it is unlikely small-capitalization stocks will meaningfully outperform the shares of large companies. Finally, while we do not want to predict when small company shares might begin to outperform the large company shares, we feel strongly that many small company stocks present compelling relative value and superior risk/reward ratios when compared to most large capitalization stocks.

     As we have done in the past, we will continue to manage the Portfolio with a broadly diversified portfolio of high quality and attractively valued companies that, for the most part, operate superior businesses. While our investment approach should present less overall risk, we still expect it to produce long-term returns that compare favorably to most other small company funds. Avoiding companies prone to problems can be a particularly rewarding investment strategy for small company investors. We hope that you will agree that the Portfolio's strong relative returns this year, provide some evidence that our approach is indeed sound and likely to produce long-term returns that are superior to the returns of most other small company funds. Your continued confidence in our efforts is appreciated.

Scott T. Brayman, CFA
Robert L. Lee, CFA

[Market Street Fund]

[AGGRESSIVE GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                          FUND                       INDEX+
                                                          ----                       ------
Start                                                   10000.00                    10000.00
'89'                                                    10558.00                    10340.00
'90'                                                    11695.00                     8324.00
'91'                                                    18283.00                    12161.00
'92'                                                    18755.00                    14399.00
'93'                                                    19730.00                    17120.00
'94'                                                    19730.00                    16808.00
'95'                                                    22389.00                    21599.00
'96'                                                    27091.00                    25171.00
'97'                                                    32837.00                    30767.00
'98'                                                    35461.00                    30078.00

Past performance is not predictive of future performance.

+ The Index is the Russell 2000 Index, an unmanaged stock index of small capitalization companies which includes reinvestment of all income.

 * Inception date was May 1, 1989.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 91.5%
Banks -- 4.3%
  Cullen Frost Bankers, Inc. ...............................        15,000    $   823,125
  Mercantile Bankshares Corp. ..............................        20,000        770,000
  Wilmington Trust Corp. ...................................        14,000        862,750
                                                                              -----------
                                                                                2,455,875
                                                                              -----------
Beverages -- 1.0%
  *Robert Mondavi Corp., Class A............................        14,000        572,250
                                                                              -----------
Business & Consumer Services -- 18.2%
  *Acxiom Corp. ............................................        44,000      1,364,000
  *Affiliated Computer Services, Inc. ......................        54,000      2,430,000
  Analysts International Corp. .............................        57,000      1,097,250
  *Caci International, Inc. ................................        44,000        742,500
  *Catalina Marketing Corp. ................................        23,000      1,572,625
  *Healthcare Services Group................................        44,000        401,500
  *Sterling Commerce, Inc. .................................        36,000      1,620,000
  Unifirst Corp. ...........................................        45,000      1,026,562
                                                                              -----------
                                                                               10,254,437
                                                                              -----------
Chemicals - Specialty -- 5.6%
  *Bush Boake Allen, Inc. ..................................        48,000      1,692,000
  Cambrex Corp. ............................................        62,000      1,488,000
                                                                              -----------
                                                                                3,180,000
                                                                              -----------
Communications -- 2.1%
  *Dynatech Corp. ..........................................         7,000         19,250
  *True North Communications................................        44,000      1,182,500
                                                                              -----------
                                                                                1,201,750
                                                                              -----------
Containers -- 1.5%
  Bemis Co., Inc. ..........................................        22,700        861,181
                                                                              -----------
Cosmetics and Toiletries -- 2.1%
  Alberto-Culver Co. Class A................................        46,000      1,161,500
                                                                              -----------
Drugs & Health Care -- 3.1%
  *Covance,.................................................        44,000      1,281,500
  *Genesis Health Ventures, Inc. ...........................        40,000        350,000
  *Monarch Dental Corp. ....................................        26,000        104,812
                                                                              -----------
                                                                                1,736,312
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 5.4%
  Harman International Industries, Inc. ....................        22,000    $   838,750
  Methode Electronics, Inc. Class A.........................        87,000      1,359,375
  *Photronics Labs, Inc. ...................................        36,000        862,875
                                                                              -----------
                                                                                3,061,000
                                                                              -----------
Energy -- 2.1%
  *Calenergy Company, Inc. .................................        34,000      1,179,375
                                                                              -----------
Environmental Control -- 2.9%
  Donaldson Co., Inc. ......................................        45,000        933,750
  *Tetra Technologies, Inc. ................................        66,000        721,875
                                                                              -----------
                                                                                1,655,625
                                                                              -----------
Financial -- 4.6%
  Duff & Phelps Credit Rating Co. ..........................        22,000      1,205,875
  Waddell & Reed Financial, Inc. ...........................        45,000      1,065,937
  *Waddell & Reed Financial, Inc. Class B...................        14,000        325,500
                                                                              -----------
                                                                                2,597,312
                                                                              -----------
Food & Food Distributors -- 2.7%
  ConAgra, Inc. ............................................        13,000        409,500
  Smart & Final, Inc. ......................................        24,000        231,000
  Tootsie Roll Industries, Inc. ............................        14,000        547,750
  Worthington Foods, Inc. ..................................        18,000        342,000
                                                                              -----------
                                                                                1,530,250
                                                                              -----------
Healthcare Providers -- 0.7%
  HealthPlan Services Corp. ................................        36,000        414,000
                                                                              -----------
Industrial Diversified -- 0.8%
  Lawter International, Inc. ...............................        40,000        465,000
                                                                              -----------
Insurance -- 5.1%
  Enhance Financial Services Group, Inc. ...................        31,000        930,000
  HCC Insurance Holdings, Inc. .............................        53,900        949,987
  Horace Mann Educators Corp. ..............................        34,800        991,800
                                                                              -----------
                                                                                2,871,787
                                                                              -----------
Manufacturing -- 4.8%
  AptarGroup, Inc. .........................................        44,000      1,234,750
  *Ocular Sciences, Inc. ...................................        14,000        374,500
  Tyco International Ltd. ..................................        14,000      1,056,125
                                                                              -----------
                                                                                2,665,375
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 5.4%
  Ballard Medical Products..................................        35,000    $   850,938
  Diagnostic Products Corp. ................................         5,400        168,075
  Hillenbrand Industries, Inc. .............................        12,000        682,500
  Mentor Corp. .............................................        31,000        726,563
  Minntech Corp. ...........................................        40,000        620,000
                                                                              -----------
                                                                                3,048,076
                                                                              -----------
Oil Field Equipment & Services -- 0.8%
  *Smith International, Inc. ...............................        18,000        453,375
                                                                              -----------
Railroads -- 0.3%
  *Railtex, Inc. ...........................................        14,000        158,375
                                                                              -----------
Real Estate -- 2.5%
  Chateau Communities, Inc. ................................        48,000      1,407,000
                                                                              -----------
Restaurants -- 5.0%
  Applebee's International, Inc. ...........................        20,000        412,500
  Ruby Tuesday, Inc. .......................................        58,000      1,232,500
  Sbarro, Inc. .............................................        44,000      1,152,250
                                                                              -----------
                                                                                2,797,250
                                                                              -----------
Retail - Clothing and Apparel -- 0.6%
  *Lands' End, Inc. ........................................        13,000        350,188
                                                                              -----------
Retail Merchandising -- 4.5%
  Casey General Stores, Inc. ...............................        22,000        286,688
  Ethan Allen Interiors, Inc. ..............................        22,000        902,000
  *The Wet Seal, Inc., Class A..............................        44,000      1,328,250
                                                                              -----------
                                                                                2,516,938
                                                                              -----------
Semiconductors -- 3.1%
  Dallas Semiconductor Corp. ...............................        26,500      1,079,875
  *Novellus Systems, Inc. ..................................        14,000        693,000
                                                                              -----------
                                                                                1,772,875
                                                                              -----------
Software -- 1.3%
  *Filenet Corp. ...........................................        66,000        756,938
                                                                              -----------
Transportation -- 1.0%
  C.H. Robinson Worldwide, Inc. ............................        22,000        570,625
                                                                              -----------
    TOTAL COMMON STOCK (COST $45,287,758)...................                   51,694,669
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         OR PAR         VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BOND -- 0.1%
  Phoenix Investment Partners Ltd., 6.00%...................    11/01/2015    $   62,500    $    71,440
                                                                                            -----------
    TOTAL CORPORATE BOND (COST $68,859).....................                                     71,440
                                                                                            -----------
COMMERCIAL PAPER -- 7.1%
  American Express Credit Corp., 4.90%......................    01/11/1999     2,600,000      2,596,461
  C.I.T. Group Holdings, Inc., 5.99%........................    01/06/1999     1,400,000      1,398,835
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $3,995,296)................                                  3,995,296
                                                                                            -----------

SHORT TERM INVESTMENTS -- 1.4%
  Temporary Investment Fund, Inc. -- TempCash...............                    763,468         763,468
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $763,468)............                                    763,468
                                                                                            -----------
    TOTAL INVESTMENTS -- 100.1% (COST $50,115,381)..........                                 56,524,873
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).............                                    (29,558)
                                                                                            -----------
NET ASSETS -- 100.0%
  (Equivalent to $21.91 per share based on 2,578,095 shares
    of capital stock outstanding)...........................                                $56,495,315
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($56,495,315/2,578,095 shares outstanding)................                                $     21.91
                                                                                            ===========

* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

1998 Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

     The Market Street Fund International Portfolio achieved a return of 10.13% compared to the MSCI EAFE, which returned 20.00%. The portfolio lagged the market as value stocks underperformed growth stocks in most of the markets around the world, particularly in Europe.

     The Japanese market posted mixed returns for the year, with the main index declining about 7.5% in local terms. After effect of currency, which rose about 14.5%, the dollar-based return was 7%. The economy continued to contract throughout the year with GDP falling an estimated 2.7% and the unemployment rate hitting a post war high of 4.4%. Our Japanese stocks for the year outperformed the index on average. Looking into 1999, there are significant signs that the economy and the market are bottoming out due to the 16 trillion yen spending package announced in the second quarter of 1998.

     Elsewhere in the Pacific Rim, the portfolio benefited from a rebound in the depressed Asian markets. While the recovery has a way to go, valuations recovered somewhat in the latter portion of the year.

     In Europe, the two driving forces in the market were and continue to be strong underlying economic growth and the transition to the Euro. It remains to be seen whether the Euro will be able to further stimulate growth or whether the stresses associated with managing eleven economies in synch will prove elusive and act as a constraint.

     Sectors that continue to operate in a difficult environment albeit at attractive valuations are commodities and cyclicals. Oils and paper stocks are trading at valuations that presume that current low prices are the norm versus their long-term average prices. The companies in our portfolio that fall into these sectors are aggressively managing their cost structures and their physical assets so that when world wide economic growth resumes, they will enjoy a leaner cost structure and obtain better profitability.

     Looking forward, the wide gap between value stocks and growth stocks should narrow as investors rotate away from highly priced growth stocks. Further we should see investors widen their investment horizon away from the top 100 large cap names and into equally high quality mid cap and value names. The value these stocks present is compelling. We continue to adhere to our value discipline and we are confident that as the year unfolds, our strategy will pay off.

Sandor Cseh, CFA

[Market Street Fund]

[International Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'91'                                                                       9712.00                           10030.00
'92'                                                                       9003.00                            8806.00
'93'                                                                      12254.00                           11677.00
'94'                                                                      12286.00                           12585.00
'95'                                                                      14044.00                           13994.00
'96'                                                                      15573.00                           14834.00
'97'                                                                      17078.00                           15101.00
'98'                                                                      18808.00                           18121.00
           Past performance is not predictive of future performance

+ The Index is the Morgan Stanley Capital International Europe, Australia, Far
  East (EAFE) Index, an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.

 * Inception date was November 1, 1991.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 96.0%
Argentina -- 0.8%
  YPF Sociedad Anonima ADR..................................        21,000    $   586,687
                                                                              -----------
Australia -- 2.1%
  Australia & New Zealand Bank Group Ltd....................       107,416        703,650
  Boral Ltd.................................................       238,986        340,077
  Pacific Dunlop Ltd........................................       261,642        423,670
                                                                              -----------
                                                                                1,467,397
                                                                              -----------
Denmark -- 0.6%
  Jyske Bank................................................         4,590        445,149
                                                                              -----------
Finland -- 0.9%
  Kesko Oyj.................................................        41,500        622,915
                                                                              -----------
France -- 9.9%
  *Alstom S.A...............................................        18,315        425,824
  Bongrain..................................................         1,227        549,140
  Credit Local de France....................................         4,400        678,194
  Elf Aquitaine ADR.........................................        16,451        931,538
  Guyenne Et Gascogne SA....................................         1,500        672,931
  L'Air Liquide.............................................         5,037        924,257
  Michelin-(CGDE)...........................................         9,653        386,223
  Pechiney SA...............................................        11,300        369,181
  Societe Generale..........................................         5,728        928,004
  Thomson CSF...............................................        18,419        791,363
  Usinor Sacilor............................................        39,000        433,216
                                                                              -----------
                                                                                7,089,871
                                                                              -----------
Germany -- 12.3%
  Bayer AG..................................................        26,000      1,085,727
  Deutsche Bank AG..........................................        11,500        677,011
  Deutsche Lufthansa AG.....................................        28,800        636,342
  GEA AG....................................................        21,200        640,256
  Hoechst AG................................................        17,000        705,305
  Hugo Boss AG..............................................           100        192,132
  Km Europa Metal AG........................................         4,600        265,142
  Merck KGAA................................................        19,000        855,589
  Rheinmetall AG............................................        13,900        261,222
  Siemens AG................................................        18,000      1,161,799
  Tarkett AG................................................        11,000        134,072
  Veba AG...................................................        22,600      1,352,863
  Viag AG...................................................           400        234,641
  Volkswagen................................................         7,600        606,898
                                                                              -----------
                                                                                8,808,999
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Greece -- 0.7%
  Hellenic Telecommunications...............................        35,555    $   466,659
                                                                              -----------
Hong Kong -- 1.8%
  Henderson Investment Ltd..................................       705,000        414,062
  Hong Kong Electric........................................       225,000        682,520
  HSBC Holdings Plc.........................................         7,332        182,660
                                                                              -----------
                                                                                1,279,242
                                                                              -----------
Italy -- 4.0%
  Ente Nazionale Idrocarburi SpA............................        17,000      1,151,750
  Istituto Bancario San Paolo di Torino ADR.................        11,756        420,277
  Telecom Italia SpA........................................       200,000      1,261,453
                                                                              -----------
                                                                                2,833,480
                                                                              -----------
Japan -- 24.0%
  Canon, Inc................................................        39,000        834,998
  Credit Saison Co..........................................        39,500        975,273
  Dai-Tokyo Fire and Marine Insurance.......................       143,000        507,107
  Fuji Machine..............................................        21,000        664,648
  Hitachi Ltd...............................................        25,000        155,146
  Honda Motor Co. Ltd.......................................        18,000        592,039
  Ito Yokado Co. Ltd........................................        14,000        980,526
  Kao Corp..................................................        42,000        949,497
  Mabuchi Motors............................................        14,000      1,073,614
  Marubeni Corp.............................................       235,000        404,179
  Matsumotokiyoshi..........................................        17,500        677,990
  Mineba Co. Ltd............................................        87,000        998,062
  Mitsubishi Heavy Industries Ltd...........................       110,000        429,091
  Murata Manufacturing Co. Ltd..............................        26,000      1,018,825
  Namco Ltd.................................................        19,200        386,395
  Nichiei...................................................        10,300        812,702
  Nishimatsu Construction...................................        80,000        468,099
  Rinnai Corp...............................................        37,000        648,175
  Rohm Co. Ltd..............................................         8,000        733,355
  Sankyo Co. Ltd............................................        19,000        318,361
  Sekisui Chemical Co.......................................        75,000        505,334
  Sony Corp.................................................        12,000        875,558
  Toshiba Corp..............................................       103,000        614,549
  Toyota Motor Corp.........................................        21,000        571,560
  Yamanouchi Pharmaceuticals................................        32,000      1,032,655
                                                                              -----------
                                                                               17,227,738
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Korea -- 0.0%
  Kookmin Bank GDR..........................................             1    $         5
                                                                              -----------
Netherlands -- 7.9%
  ABN Amro Holding..........................................        42,491        894,347
  AKZO N.V. ADR.............................................        16,500        736,313
  Buhrman N.V...............................................        28,020        501,672
  Hollandsche Beton.........................................        35,782        442,346
  Hunter Douglas N.V........................................        21,693        718,985
  KPN ADS...................................................        19,217        965,654
  Philips Electronics N.V. ADR..............................         9,700        656,569
  Stork N.V.................................................        18,000        411,474
  TNT Post Group N.V. ADR...................................         9,710        315,585
                                                                              -----------
                                                                                5,642,945
                                                                              -----------
New Zealand -- 0.4%
  Air New Zealand...........................................        14,936         23,512
  Fletcher Challenge Paper..................................       427,822        287,022
                                                                              -----------
                                                                                  310,534
                                                                              -----------
Norway -- 0.5%
  Fred Olsen Energy ASA.....................................        19,750        121,837
  Orkla.....................................................        16,000        208,958
                                                                              -----------
                                                                                  330,795
                                                                              -----------
Peru -- 0.5%
  Telefonica del Peru S.A. ADR..............................        27,000        342,563
                                                                              -----------
Portugal -- 0.6%
  Banco Pinto & Sotto Mayor SA..............................        21,140        400,817
                                                                              -----------
Singapore -- 1.3%
  Development Bank..........................................        69,000        623,106
  Singapore Press Holdings..................................        26,000        283,643
                                                                              -----------
                                                                                  906,749
                                                                              -----------
Spain -- 6.3%
  Banco Popular Espanol SA..................................        10,200        770,266
  Corporacion Bancaria de Espanol ADR.......................        13,000        669,500
  Endesa SA.................................................        36,300        963,277
  Gas y Electricidad SA.....................................         8,591        854,908
  Repsol ADR................................................        23,000      1,256,375
                                                                              -----------
                                                                                4,514,326
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Sweden -- 2.6%
  Autoliv, Inc. SDR.........................................        26,700    $   958,567
  Pharmacia & Upjohn, Inc. - ADR............................        11,200        634,200
  Scania AB - Class A - ADR.................................        14,800        272,061
                                                                              -----------
                                                                                1,864,828
                                                                              -----------
Switzerland -- 4.5%
  Barry Callebaut AG - Registered Shares....................         1,628        369,817
  Forbo Holding AG - Registered Shares......................         1,430        624,691
  Sulzer AG - Registered Shares.............................         1,150        699,974
  Swisscom AG - Registered Shares...........................         1,400        586,102
  United Bank of Switzerland - Registered Shares............         2,970        912,529
                                                                              -----------
                                                                                3,193,113
                                                                              -----------
United Kingdom -- 14.3%
  BOC Group Plc.............................................        52,008        743,738
  British Airways Plc.......................................        18,384        123,956
  British Airways Plc ADR...................................         4,000        271,250
  Bunzl Plc.................................................       192,146        752,880
  Laird Group Ordinary......................................       116,000        317,488
  Lucasvarity Plc...........................................       176,625        589,211
  Medeva Plc................................................       127,000        223,982
  Morgan Crucible Co. Plc...................................       103,315        477,013
  Powergen Plc..............................................        85,000      1,117,243
  Rio Tinto Plc.............................................        62,845        730,889
  Royal & Sun Alliance Insurance Group Plc..................       109,688        895,622
  Safeway Plc...............................................       184,480        926,958
  Stakis Plc................................................       345,000        574,014
  Standard Chartered Bank...................................        66,000        764,837
  Storehouse Plc............................................       254,389        579,859
  Tomkins Plc...............................................       241,028      1,136,905
                                                                              -----------
                                                                               10,225,845
                                                                              -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $63,584,016).....                   68,560,657
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.2%
  Temporary Investment Fund, Inc. -- TempCash...............       114,778    $   114,778
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $114,778)............                      114,778
                                                                              -----------
    TOTAL INVESTMENTS -- 96.2% (COST $63,698,794)...........                   68,675,435
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.8%...............                    2,687,774
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $13.85 per share based on 5,151,410 shares
    of capital stock outstanding)...........................                  $71,363,209
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($71,363,209/5,151,410 shares outstanding)................                  $     13.85
                                                                              ===========

* Non-income producing
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

1998 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Sentinel Growth Portfolio earned a total return of 15.98% during the year ended December 31, 1998. The median fund in the Lipper Growth Fund universe earned a return of 24.00%, and the Standard & Poor's 500 produced a 28.6% return.

     Large capitalization stocks, which dominate the return on the S&P 500, outperformed medium and small cap stocks by a wide margin during the first half of the year. The primary reasons for the strong performance of large cap stocks were: 1) a preference among U.S. investors for companies with earnings predictability and trading liquidity, and 2) a preference among foreign investors for large, well-known companies. The Portfolio, which is comprised of many medium-size and smaller stocks, underperformed during the first half of the year but benefited from a recovery in mid-cap stocks and technology shares during the second half of the year.

     During the first half of the year, the Portfolio's overweighted position in health care, along with strong stock selection in that sector, contributed positively to the portfolio. Stock selection in the consumer sector was hurt by an underweighting in large capitalization retail companies and an overweighting in tobacco stocks. An overweighted position in technology, particularly semiconductor-related stocks, also hurt performance.

     Most of these factors reversed themselves in the second half of the year as performance was helped by our overweighted positions in tobacco and technology stocks. An overweight position in financial stocks, along with above average stock selection in that sector, also contributed positively to performance. The only significant negative impact on the portfolio was the poor performance of the health care sector, particularly stocks in the long-term care industry.

     Looking forward, we envision an environment of relatively slow economic growth, low inflation, and low interest rates. With the S&P 500 now having outperformed mid-cap and small-cap stocks for several years in a row, we would expect investors to once again focus on the superior earnings growth and superior relative values of companies in the small and mid-cap sectors. The fund is well-positioned for such an environment with a significant weighting in attractively valued medium sized companies in growth industries.

     We appreciate your continued support and look forward to helping you achieve your goal of long-term capital appreciation.

Robert L. Lee, CFA

[Market Street Fund]
[Sentinel Growth Portfolio Performance Graph]

                                                       Fund                    Index+
Start                                                 10000                    10000
96                                                    11140                    11760
97                                                    14658                    15685
98                                                    17000                    20190

   Past performance is not predictive of future performance.

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

 * Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 95%
Aerospace -- 1.1%
  Goodrich (B.F.) Co. ......................................    3,800     $   136,325
                                                                          -----------
Banks -- 2.8%
  Cullen Frost Bankers, Inc. ...............................    3,700         203,037
  Mercantile Bankshares Corp. ..............................    3,400         130,900
                                                                          -----------
                                                                              333,937
                                                                          -----------
Beverages -- 2.4%
  Pepsico, Inc. ............................................    7,000         286,562
                                                                          -----------
Business & Consumer Services -- 13%
  *Acxiom Corp. ............................................    8,900         275,900
  *Affiliated Computer Services, Inc. ......................    10,400        468,000
  Automatic Data Processing, Inc. ..........................      800          64,150
  *Catalina Marketing Corp. ................................    3,500         239,312
  Electronic Data Systems Corp. ............................    4,000         201,000
  Omnicom Group, Inc. ......................................    2,900         168,200
  *Sodexho Marriot Services, Inc. ..........................    6,000         166,125
                                                                          -----------
                                                                            1,582,687
                                                                          -----------
Chemicals - Specialty -- 2.1%
  *Bush Boake Allen, Inc. ..................................    3,300         116,325
  Cambrex Corp. ............................................    6,000         144,000
                                                                          -----------
                                                                              260,325
                                                                          -----------
Communications -- 11.6%
  *Airtouch Communications, Inc. ...........................    1,600         115,400
  *Applied Materials, Inc. .................................    4,500         192,094
  AT&T Corp.................................................    2,200         165,550
  *Cox Communications, Inc. ................................    5,000         345,625
  *KLA-Tenor Corp. .........................................    4,700         203,862
  *MCI Worldcom, Inc. ......................................    5,500         394,625
                                                                          -----------
                                                                            1,417,156
                                                                          -----------
Computer Peripherals -- 0.9%
  *Cisco Systems, Inc. .....................................    1,100         102,094
                                                                          -----------
Computers -- 4.1%
  Compaq Computer Corp. ....................................    8,000         335,500
  Hewlett Packard Co. ......................................    2,400         163,950
                                                                          -----------
                                                                              499,450
                                                                          -----------
Containers -- 0.6%
  Bemis Co., Inc. ..........................................    2,000          75,875
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drug & Health Care -- 6.4%
  Abbott Laboratories.......................................    1,300     $    63,700
  American Home Products Corp. .............................    1,800         101,362
  Becton Dickinson & Co. ...................................    2,200          93,912
  *Covance, Inc. ...........................................    11,300        329,112
  *Genesis Health Ventures, Inc. ...........................    12,200        106,750
  Merck & Co., Inc. ........................................      600          88,613
                                                                          -----------
                                                                              783,449
                                                                          -----------
Electronics -- 2.2%
  Motorola, Inc. ...........................................    2,400         146,550
  *Photronics, Inc. ........................................    5,000         119,844
                                                                          -----------
                                                                              266,394
                                                                          -----------
Energy -- 2.0%
  *Calenergy Company, Inc. .................................    7,100         246,281
                                                                          -----------
Finance -- 1.7%
  American Express Co. .....................................    1,300         132,925
  SLM Holding Corp. ........................................    1,450          69,600
                                                                          -----------
                                                                              202,525
                                                                          -----------
Foods -- 3.0%
  Hershey Foods Corp. ......................................    1,000          62,188
  McCormick & Co., Inc. ....................................    5,600         189,350
  Sara Lee Corp. ...........................................    4,000         112,750
                                                                          -----------
                                                                              364,288
                                                                          -----------
Insurance -- 1.6%
  Enhance Financial Services Group, Inc. ...................    6,600         198,000
                                                                          -----------
Lodging -- 0.7%
  Marriott International, Inc., Class A.....................    3,000          87,000
                                                                          -----------
Medical Equipment & Supplies -- 4.3%
  Hillenbrand Industries, Inc. .............................    5,500         312,813
  Medtronic, Inc. ..........................................    2,800         207,900
                                                                          -----------
                                                                              520,713
                                                                          -----------
Oil Equipment & Services -- 2.1%
  *Smith International, Inc. ...............................    10,000        251,875
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 6.5%
  *Outback Steakhouse, Inc. ................................    6,800     $   271,150
  Ruby Tuesday, Inc. .......................................    16,800        357,000
  *Sbarro, Inc. ............................................    6,400         167,600
                                                                          -----------
                                                                              795,750
                                                                          -----------
Retail - Clothing and Apparel -- 2.2%
  Gap, Inc. ................................................    2,550         143,438
  *Lands' End, Inc. ........................................    4,400         118,525
                                                                          -----------
                                                                              261,963
                                                                          -----------
Retail Merchandising -- 9.0%
  *Costco Companies, Inc. ..................................    1,600         115,500
  Ethan Allen Interiors, Inc. ..............................    2,700         110,700
  Home Depot, Inc. .........................................    2,100         128,494
  *The Wet Seal, Inc., Class A..............................    9,500         286,781
  TJX Companies, Inc. ......................................    4,200         121,800
  Wal-Mart Stores, Inc. ....................................    4,100         333,894
                                                                          -----------
                                                                            1,097,169
                                                                          -----------
Semiconductors -- 5.1%
  Dallas Semiconductor Corp. ...............................    4,100         167,075
  Intel Corp. ..............................................    2,100         248,981
  *Novellus Systems, Inc. ..................................    4,200         207,900
                                                                          -----------
                                                                              623,956
                                                                          -----------
Software -- 5.4%
  *Filenet Corp. ...........................................    5,500          63,078
  *Microsoft Corp. .........................................    1,800         249,638
  *Novell, Inc. ............................................    19,000        344,375
                                                                          -----------
                                                                              657,091
                                                                          -----------
Tobacco -- 4.2%
  Philip Morris Cos., Inc. .................................    6,800         363,800
  UST, Inc. ................................................    4,100         142,988
                                                                          -----------
                                                                              506,788
                                                                          -----------
    TOTAL COMMON STOCK (COST $9,873,224)....................               11,557,653
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY      SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE        OR PAR         VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.1%
  Ford Motor Credit Corp. ..................................    01/05/1999    $ 500,000    $   499,680
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $499,680)..................                                   499,680
                                                                                           -----------

SHORT TERM INVESTMENTS -- 1.0%
  Temporary Investment Fund, Inc. -- TempCash...............                  122,743          122,743
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $122,743)............                                   122,743
                                                                                           -----------
    TOTAL INVESTMENTS -- 100.1% (COST $10,495,647)..........                                12,180,076
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).............                                   (13,097)
                                                                                           -----------
NET ASSETS -- 100%
  (Equivalent to $13.43 per share based on 906,004 shares of
    capital stock outstanding)..............................                               $12,166,979
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($12,166,979 / 906,004 shares outstanding)................                               $     13.43
                                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

1998 Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Market Street Fund Large Cap Growth Portfolio since inception on May 4, 1998 through December 31, 1998 was 17.7%. This performance compares to the portfolio's large cap growth benchmark for the same period of 20.73%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

     Providentmutual Investment Management Company has selected the following sub-advisers to perform the day-to-day management of the portfolio. The three firms possess a large cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Geewax Terker & Co.                                                 45%
Cohen, Klingenstein & Marks                                         45%
Oak Associates                                                      10%
Total Fund                                                         100%

     The U.S. stock market finished 1998 with a strong advance that began in October. With this recovery the market overall as measured by the S&P 500 Index rose 21.3% in the fourth quarter and 28.6% for a year filled with uncertainty and crises. This was the fourth consecutive year of 20% plus annual returns. The out-performance was not broad-based but was dominated by the largest cap names. The 10 largest stocks in the S& P 500 accounted for 11.7 percentage points (or 41%) of the entire year's gain. The average stock in the S&P 500 Index on an equally weighted basis rose only 3.7%.

     Looking more closely at 1998, volatility increased significantly. The market advanced steadily up to July, but then suffered a severe correction due to Asian concerns and erased its earlier gains. Beginning in September, the Federal Reserve made three swift cuts in interest rates. In doing so, world financial market tensions were eased. The Fed changed the market's perception of risk and lowered it. In addition, there were strong signs that the U.S. economy had not been derailed by international events. GDP growth for the year was 3.9%, with CPI of only 1.6%. Much of the year's return was achieved in the fourth quarter.

     In 1998, large cap stocks significantly outperformed the medium and smaller stock composites. The return of small cap stocks in particular was negative. In addition, growth indices topped the returns of value indices by 20%. The market was, in fact, led by the drug and technology sectors, both sectors in which the fund has significant sector weightings. Many names with Internet involvement in particular were the highest return investments for the year.

     The largest sector holdings of the portfolio include:

SECTOR                                                           %
------                                                          ----
Drugs and Health Care                                           18.8%
Computer-Related                                                10.0%
Communications                                                   9.4%
Software                                                         8.8%
Retail Merchandising                                             7.9%

     The portfolio is positioned to continue to be the beneficiary of investors' preference for large cap growth names. Looking ahead to 1999, we believe that our positioning in high growth industries will serve the portfolio well. Clearly a potential slowdown in world growth and its impact on earnings may weigh on the market in 1999, but we look to long-term performance in what may be another volatile year. 1998 is proof that it pays to be patient during corrections and not to loose sight of our long-term investment horizon.

     We look forward to your support and our long-term goal of capital appreciation.

Sarah C. Lange, CFA

[Market Street Fund]

[Large Cap Growth Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'98'                                                                      11770.00                           12073.00

Past performance is not predictive of future performance.

+ The Index is the Wilshire Quantum Large Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

 * Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 100.5%
Aerospace and Defense -- 0.2%
  United Technologies Corp. ................................        300    $    32,625
                                                                           -----------
Airlines -- 0.1%
  Southwest Airlines Co.....................................        450         10,097
                                                                           -----------
Banks -- 2.5%
  Bank America Corp. .......................................      1,100         66,137
  Fifth Third Bancorp.......................................        400         28,525
  First Tennessee National Corp. ...........................        400         15,225
  National Community Bancorp................................        875         16,461
  Northern Trust Corp. .....................................        500         43,656
  U.S. Bancorp..............................................      5,000        177,500
  Zions Bancorp.............................................        200         12,475
                                                                           -----------
                                                                               359,979
                                                                           -----------
Beverages -- 2.9%
  Anheuser-Busch Companies, Inc. ...........................      1,100         72,187
  Coca Cola Co. ............................................      5,100        341,062
                                                                           -----------
                                                                               413,249
                                                                           -----------
Broadcasting & Publishing -- 0.3%
  Gannett, Inc. ............................................        400         26,475
  Times Mirror Co. .........................................        100          5,600
  Tribune Co. ..............................................        200         13,200
                                                                           -----------
                                                                                45,275
                                                                           -----------
Building Materials -- 0.3%
  Ecolab, Inc. .............................................        600         21,712
  Lowe's Cos., Inc. ........................................        400         20,475
                                                                           -----------
                                                                                42,187
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 5.3%
  *3Com Corp. ..............................................      6,000    $   268,875
  America Online, Inc. .....................................      1,520        220,020
  Automatic Data Processing, Inc. ..........................        700         56,131
  *Fiserv, Inc. ............................................        300         15,431
  Interpublic Group of Cos., Inc. ..........................        400         31,900
  *Lycos, Inc. .............................................        200         11,112
  Nielsen Media Research, Inc. .............................         66          1,188
  Omnicom Group, Inc. ......................................        300         17,400
  *Quintiles Transnational Corp. ...........................        100          5,338
  Service Corp. International...............................        400         15,225
  *Yahoo!, Inc. ............................................        505        118,707
                                                                           -----------
                                                                               761,327
                                                                           -----------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A...............        200         20,100
                                                                           -----------
Chemicals -- 1.3%
  Union Carbide Corp. ......................................      4,500        191,250
                                                                           -----------
Communications -- 9.4%
  *Airtouch Communications, Inc.  ..........................        300         21,637
  Ameritech Corp. ..........................................      1,000         63,375
  *Applied Materials, Inc. .................................      2,810        119,952
  *Ascend Communications, Inc. .............................      1,700        111,775
  *At Home Corp. Series A...................................        470         34,897
  AT&T Corp. ...............................................        855         64,339
  *CIENA, Corp. ............................................      3,600         52,650
  Comcast Corp. Special Class A Non-Voting..................        500         29,344
  Lucent Technologies, Inc. ................................      1,300        143,000
  *MCI Worldcom, Inc........................................      4,610        330,767
  SBC Communications, Inc. .................................      1,600         85,800
  Sprint Corp. .............................................      2,050        172,456
  *Sprint Corp. (PCS Group).................................      1,025         23,703
  *Tellabs, Inc. ...........................................      1,300         89,131
                                                                           -----------
                                                                             1,342,826
                                                                           -----------
Computer Peripherals -- 4.8%
  *Cisco Systems, Inc. .....................................      7,440        690,525
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 5.2%
  Compaq Computer Corp. ....................................      7,650    $   320,822
  *Compuware Corp. .........................................        300         23,437
  *Dell Computer Corp. .....................................      1,800        131,737
  International Business Machines Corp. ....................        375         69,281
  *Seagate Technology, Inc. ................................      6,300        190,575
  *SunGard Data Systems, Inc. ..............................        300         11,906
                                                                           -----------
                                                                               747,758
                                                                           -----------
Cosmetics and Toiletries -- 1.5%
  Avon Products, Inc. ......................................      4,900        216,825
                                                                           -----------
Consumer Products -- 0.4%
  Clorox Co. ...............................................        520         60,742
                                                                           -----------
Diversified -- 0.8%
  Standard & Poor's Depositary Receipts.....................        905        111,315
                                                                           -----------
Drugs & Health Care -- 18.8%
  Abbott Laboratories.......................................      6,960        341,040
  American Home Products Corp. .............................      4,100        230,881
  *Amgen Corp. .............................................      2,400        250,950
  Becton, Dickinson & Co. ..................................      4,400        187,825
  Bristol-Myers Squibb Co. .................................      3,500        468,344
  Cardinal Health, Inc. ....................................        667         50,609
  Colgate-Palmolive Co. ....................................        350         32,506
  CVS Corp. ................................................        400         22,000
  *Genetech, Inc. ..........................................        200         15,937
  Health Management Associates, Inc. Class A................        850         18,381
  Johnson & Johnson.........................................      1,300        109,037
  Lilly (Eli) & Co. ........................................        600         53,325
  Merck & Co., Inc. ........................................      2,100        310,143
  Omnicare, Inc. ...........................................        100          3,475
  Pfizer, Inc. .............................................      2,045        256,519
  Schering Plough Corp. ....................................      2,400        132,600
  Walgreen Co. .............................................        600         35,137
  Warner-Lambert Co. .......................................      2,200        165,413
                                                                           -----------
                                                                             2,684,122
                                                                           -----------
Electrical Equipment -- 3.1%
  *American Power Conversion Corp. .........................        300         14,531
  General Electric Co. .....................................      4,160        424,580
                                                                           -----------
                                                                               439,111
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronic Instruments -- 0.5%
  *Xilinx, Inc. ............................................      1,100    $    71,637
                                                                           -----------
Electronics -- 2.1%
  Linear Technology Corp. ..................................      1,000         89,563
  *Maxim Integrated Products, Inc. .........................      1,700         74,269
  Tandy Corp. ..............................................      3,400        140,038
                                                                           -----------
                                                                               303,870
                                                                           -----------
Entertainment -- 0.4%
  Harley-Davidson, Inc. ....................................        200          9,475
  Walt Disney Co. ..........................................      1,800         54,000
                                                                           -----------
                                                                                63,475
                                                                           -----------
Finance -- 7.0%
  Associates First Capital Corp. Class A....................        400         16,950
  Citigroup, Inc. ..........................................      3,900        193,050
  Finova Group, Inc. .......................................        200         10,788
  MBNA Corp. ...............................................      9,000        224,438
  Paychex, Inc. ............................................      1,150         59,153
  Providian Financial Corp. ................................      4,125        309,375
  SunAmerica, Inc. .........................................      2,400        194,700
                                                                           -----------
                                                                             1,008,454
                                                                           -----------
Finance - Investment & Other -- 1.2%
  Capital One Financial Corp. ..............................        325         37,375
  Franklin Resources, Inc. .................................      4,400        140,800
                                                                           -----------
                                                                               178,175
                                                                           -----------
Food & Food Distributors -- 0.2%
  Heinz (H.J.) Co. .........................................        300         16,988
  Quaker Oats Co. ..........................................        100          5,950
                                                                           -----------
                                                                                22,938
                                                                           -----------
Industrial -- 0.3%
  Crane Co. ................................................        150          4,528
  Danaher Corp. ............................................        700         38,019
                                                                           -----------
                                                                                42,547
                                                                           -----------
Insurance -- 0.7%
  American International Group, Inc. .......................        500         48,313
  General Reinsurance Corp. ................................        150         37,013
  MGIC Investment Corp. ....................................        200          7,963
                                                                           -----------
                                                                                93,289
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leisure & Amusements -- 0.7%
  Mattel, Inc. .............................................      4,500    $   102,656
                                                                           -----------
Machinery (Electric) -- 0.1%
  Illinois Tool Works, Inc. ................................        300         17,400
                                                                           -----------
Manufacturing -- 0.1%
  Honeywell, Inc. ..........................................        200         15,063
                                                                           -----------
Medical Equipment & Supplies -- 0.6%
  Hillenbrand Industries, Inc. .............................        100          5,688
  Medtronic, Inc. ..........................................      1,000         74,250
                                                                           -----------
                                                                                79,938
                                                                           -----------
Medical Instruments -- 2.0%
  *Boston Scientific Corp. .................................      8,000        214,500
  Guidant Corp. ............................................        600         66,150
  Stryker Corp. ............................................        200         11,013
                                                                           -----------
                                                                               291,663
                                                                           -----------
Office Equipment & Supplies -- 2.6%
  *Office Depot, Inc. ......................................        400         14,775
  Pitney Bowes, Inc. .......................................        700         46,244
  *Staples, Inc. ...........................................      2,000         87,375
  Xerox Corp. ..............................................      1,900        224,200
                                                                           -----------
                                                                               372,594
                                                                           -----------
Retail - Clothing and Apparel -- 1.8%
  Gap, Inc. ................................................      4,462        250,988
                                                                           -----------
Retail Food Chains -- 2.0%
  McDonald's Corp. .........................................      3,000        229,875
  *Safeway, Inc. ...........................................      1,000         60,938
                                                                           -----------
                                                                               290,813
                                                                           -----------
Retail Merchandising -- 7.9%
  *Amazon.com, Inc. ........................................        175         56,219
  *Bed, Bath & Beyond, Inc. ................................      7,600        259,350
  *Costco Companies, Inc. ..................................        775         55,945
  Dollar General Corp. .....................................      7,600        179,550
  *Dollar Tree Stores, Inc. ................................        600         26,213
  Home Depot, Inc. .........................................      3,200        195,800
  *Kohls Corp. .............................................        300         18,431
  TJX Companies, Inc. ......................................        600         17,400
  Wal-Mart Stores, Inc. ....................................      3,900        317,606
                                                                           -----------
                                                                             1,126,514
                                                                           -----------

--------------------------------------------------------------------------------
The Market Street Fund, Inc.
The Large Cap Growth Portfolio

Schedule of Net Assets, December 31, 1998  --  Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 4.3%
  Intel Corp. ..............................................      5,150    $   610,598
                                                                           -----------
Software -- 8.8%
  Computer Associates International, Inc. ..................      5,000        213,125
  *Microsoft Corp. .........................................      3,600        499,275
  *Oracle Corp. ............................................      5,200        224,250
  *Parametric Technology Corp. .............................     15,300        250,539
  *Synopsys, Inc. ..........................................      1,400         75,950
                                                                           -----------
                                                                             1,263,139
                                                                           -----------
    TOTAL COMMON STOCK (COST $11,657,717)...................                14,375,064
                                                                           -----------
SHORT TERM INVESTMENTS -- 0.9%
  Temporary Investment Fund, Inc. -- TempCash...............    134,485        134,485
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $134,458)............                   134,485
                                                                           -----------
    TOTAL INVESTMENTS -- 101.4% (COST $11,792,175)..........                14,509,549
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%).............                  (202,894)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.77 per share based on 1,215,389 shares
    of capital stock outstanding)...........................               $14,306,655
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($14,306,655/1,215,389 shares outstanding)................               $     11.77
                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

1998 Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Market Street Fund Large Cap Value Portfolio since inception on May 4, 1998 through December 31 was -1.00%. This performance was slightly worse than the 0.65% reported for the portfolio's large cap value benchmark for the same period of time. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

     Providentmutual Investment Management Company has selected the following sub-advisers to perform the day-to-day management of the portfolio. The three firms possess a large cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Mellon Equity Advisors                                              45%
Equinox Capital                                                     45%
Harris Associates                                                   10%
Total Fund                                                         100%

     The U.S. stock market finished 1998 with a strong advance that began in October. The strong results were narrowly realized. While the S&P returned 28.6%, only a few very large cap growth stocks dominated this result as the average stock in the index on an equally weighted basis rose only 3.7%. Growth indices outperformed value indices by over 20%! The growth style won out over value in all cap areas continuing a trend that held true for 1998 and for the past five years!

     Looking more closely at 1998, volatility increased significantly. The market advanced steadily up to July, but then suffered a severe correction due to Asian concerns and erased its earlier gains. Beginning in September, the Federal Reserve made three swift cuts in interest rates. In so doing, world financial market tensions were eased. The Fed changed the market's perception of risk and lowered it. In addition, there were strong signs that the U.S. economy had not been derailed by international events. GDP growth for the year was 3.9%, with inflation as measured by CPI of only 1.6%.

     The largest sector holdings of the portfolio include:

SECTOR                                                         %
------                                                         -
Finance                                                       12.2%
Communications                                                11.4%
Banks                                                          9.7%
Energy                                                         7.0%

     How long the striking performance difference lasts between growth and value styles remains to be seen. Currently the stock market is not recognizing value. We believe that our disciplined strategy of diversification and focus on cheaply valued investments with sustainable earnings momentum will be rewarded over the long-term. This portfolio is well positioned to take advantage of this shift in sentiment when it occurs. Clearly a potential slowdown in world growth and its impact on earnings may weigh on the market in 1999, but we look to long-term performance in what may be another volatile year.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA

[Market Street Fund]

[Large Cap Value Portfolio Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'98'                                                                       9900.00                           10065.00

Past performance is not predictive of future performance.


+ The Index is the Wilshire Quantum Large Cap Value Index, an unmanaged index of common stocks that includes reinvestment of dividends.

 * Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
Aerospace & Defense -- 1.9%
  Allied Signal, Inc. ......................................      500     $    22,156
  Boeing Co. ...............................................    1,200          39,150
  Lockheed Martin Corp. ....................................    2,000         169,500
  United Technologies Corp. ................................      600          65,250
                                                                          -----------
                                                                              296,056
                                                                          -----------
Airlines -- 1.7%
  *AMR Corp. ...............................................    2,100         124,687
  Delta Air Lines, Inc. ....................................    2,600         135,200
                                                                          -----------
                                                                              259,887
                                                                          -----------
Appliances -- 1.2%
  Black & Decker Corp. .....................................      900          50,456
  Maytag Corp. .............................................      400          24,900
  Whirlpool Corp. ..........................................    1,800          99,675
                                                                          -----------
                                                                              175,031
                                                                          -----------
Auto Manufacturers -- 0.7%
  *DaimlerChrysler AG ADR...................................    1,146         110,087
                                                                          -----------
Automobiles -- 2.3%
  Ford Motor Co. ...........................................    4,500         264,094
  General Motors Corp. .....................................    1,300          93,031
                                                                          -----------
                                                                              357,125
                                                                          -----------
Automotive & Equipment -- 0.6%
  Dana Corp. ...............................................    1,100          44,962
  *Lear Corp. ..............................................    1,200          46,200
                                                                          -----------
                                                                               91,162
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks -- 9.7%
  Banc One Corp. ...........................................    3,230     $   164,932
  BankAmerica Corp. ........................................    4,523         271,945
  Bank of New York Co., Inc. ...............................    1,800          72,450
  Chase Manhattan Corp. ....................................    5,000         340,313
  Firstar Corp. ............................................    1,300         121,225
  KeyCorp. .................................................    2,800          89,600
  PNC Bank Corp. ...........................................    3,200         173,200
  Scana Corp. ..............................................    1,500          48,375
  Southtrust Corp. .........................................      600          22,162
  Suntrust Banks, Inc. .....................................      900          68,850
  U.S. Bancorp..............................................      800          28,400
  Wells Fargo Co. ..........................................    3,300         131,794
                                                                          -----------
                                                                            1,533,246
                                                                          -----------
Beverages -- 0.7%
  Anheuser-Busch Companies, Inc. ...........................      500          32,813
  Pepsico, Inc. ............................................    1,900          77,781
                                                                          -----------
                                                                              110,594
                                                                          -----------
Broadcasting & Publishing -- 2.4%
  Gannett, Inc. ............................................    1,000          66,187
  Knight-Ridder, Inc. ......................................      900          46,012
  McGraw-Hill, Inc. ........................................      500          50,937
  Time Warner, Inc. ........................................    2,000         124,124
  Tribune Co. ..............................................    1,300          85,800
                                                                          -----------
                                                                              373,060
                                                                          -----------
Building & Building Supplies -- 0.7%
  Armstrong World Industries, Inc. .........................      600          36,187
  Foster Wheeler Corp. .....................................    2,100          27,694
  Lafarge Corp. ............................................    1,300          52,650
                                                                          -----------
                                                                              116,531
                                                                          -----------
Business & Consumer Services -- 2.4%
  Dun & Bradstreet Corp. ...................................    1,500          47,344
  Electronic Data Systems Corp. ............................    4,600         231,150
  Excel Ltd. ...............................................    1,300          97,500
                                                                          -----------
                                                                              375,994
                                                                          -----------
Business Equipment -- 0.5%
  *Lexmark International Group, Inc., Class A...............      700          70,350
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Cable TV Systems -- 0.8%
  Tele-Communications, Inc., Class A........................      400     $    22,125
  Unicom Corp. .............................................    2,500          96,406
                                                                          -----------
                                                                              118,531
                                                                          -----------
Chemicals & Allied Products -- 0.5%
  Dow Chemical Co. .........................................      600          54,562
  Rohm & Haas Co. ..........................................      900          27,113
                                                                          -----------
                                                                               81,675
                                                                          -----------
Communications -- 11.4%
  ALLTEL Corp. .............................................      700          41,869
  Ameritech Corp. ..........................................    3,300         209,137
  AT&T Corp. ...............................................    5,000         376,250
  Bell Atlantic Corp. ......................................    6,500         369,281
  BellSouth Corp. ..........................................    4,200         209,475
  GTE Corp. ................................................    1,000          67,437
  *MCI Worldcom, Inc. ......................................    4,500         322,875
  SBC Communications, Inc. .................................    3,800         203,774
                                                                          -----------
                                                                            1,800,098
                                                                          -----------
Computers -- 4.2%
  *Apple Computer, Inc. ....................................    1,200          49,125
  Compaq Computer Corp. ....................................    1,800          75,487
  *Dell Computer Corp. .....................................      300          21,956
  *EMC Corp. ...............................................      500          42,500
  International Business Machines Corp. ....................    2,500         461,875
                                                                          -----------
                                                                              650,943
                                                                          -----------
Consumer Products -- 0.3%
  Fortune Brands, Inc. .....................................    1,600          50,600
                                                                          -----------
Diversified -- 0.4%
  General Mills, Inc. ......................................      800          62,200
                                                                          -----------
Drug & Healthcare -- 2.4%
  Abbott Laboratories.......................................      500          24,500
  Baxter International, Inc. ...............................    1,700         109,331
  Bristol-Myers Squibb Co. .................................      900         120,431
  Lilly (Eli) & Co. ........................................      400          35,550
  Schering Plough Corp. ....................................    1,600          88,400
                                                                          -----------
                                                                              378,212
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electric Power -- 1.2%
  Pacific Gas & Electric Co. ...............................    3,800     $   119,700
  Southern Co. .............................................    2,500          72,656
                                                                          -----------
                                                                              192,356
                                                                          -----------
Energy -- 7.0%
  Ashland, Inc. ............................................      500          24,187
  Consolidated Edison, Inc. ................................    3,000         158,625
  Exxon Corp. ..............................................    6,000         438,750
  FPL Group, Inc. ..........................................    2,000         123,249
  Mobil Corp. ..............................................    2,000         174,250
  Pacificorp................................................    4,600          96,888
  PECO Energy Co. ..........................................    1,700          70,763
                                                                          -----------
                                                                            1,086,712
                                                                          -----------
Finance -- 12.2%
  American Express Co. .....................................      400          40,900
  Associates First Capital Corp. Class A....................    1,400          59,325
  Comerica, Inc. ...........................................    1,900         129,556
  Conseco, Inc. ............................................    2,400          73,350
  Countrywide Credit Industries, Inc. ......................      400          20,075
  Edwards (A.G.), Inc. .....................................    1,200          44,700
  Fannie Mae................................................    3,300         244,200
  Financial Security Assurance Holdings Ltd. ...............      400          21,700
  First Data Corp. .........................................    1,800          57,038
  Fleet Financial Group, Inc. ..............................    5,600         250,250
  Golden West Financial Corp. ..............................      400          36,675
  H & R Block, Inc. ........................................      900          40,500
  Hartford Financial Services, Inc. ........................    2,000         109,750
  MBNA Corp. ...............................................    2,400          59,850
  Morgan Stanley, Dean Witter, & Co. .......................    4,000         284,000
  SLM Holding Corp. ........................................    2,100         100,800
  SunAmerica, Inc. .........................................      600          48,675
  Transamerica Corp. .......................................    1,300         150,150
  Washington Mutual, Inc. ..................................    3,866         147,633
                                                                          -----------
                                                                            1,919,127
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 1.7%
  Conagra, Inc. ............................................    3,000     $    94,500
  Nabisco Holdings Corp., Class A...........................    1,300          53,950
  Quaker Oats Co. ..........................................      300          17,850
  Ralston Purina Group......................................    3,400         110,076
  *Safeway, Inc. ...........................................    1,200          73,125
                                                                          -----------
                                                                              349,501
                                                                          -----------
Freight and Shipping -- 0.4%
  *FDX Corp. ...............................................      700          62,300
                                                                          -----------
Healthcare Services -- 1.2%
  Columbia/HCA Healthcare Corp. ............................    7,700         190,575
                                                                          -----------
Hotel/Restaurants -- 0.6%
  *Crestline Capital Corp. .................................      330           4,826
  *Host Marriott Corp. .....................................    3,300          45,581
  *Promus Hotel Corp. ......................................    1,200          38,850
                                                                          -----------
                                                                               89,257
                                                                          -----------
Housewares -- 0.2%
  Premark International, Inc. ..............................    1,100          38,088
                                                                          -----------
Insurance -- 3.9%
  Aetna, Inc. ..............................................    1,600         125,800
  Allstate Corp. ...........................................    5,600         216,300
  Ambac Financial Group, Inc. ..............................    2,000         120,375
  Old Republic International Corp. .........................    4,550         102,375
  Partner Re Ltd. ..........................................      800          36,600
                                                                          -----------
                                                                              601,450
                                                                          -----------
Leisure & Amusements -- 0.6%
  Brunswick Corp. ..........................................    1,900          47,025
  Mattel, Inc. .............................................    2,100          47,906
                                                                          -----------
                                                                               94,931
                                                                          -----------
Machinery & Heavy Equipment -- 0.1%
  Sundstrand Corp. .........................................      300          15,563
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 2.0%
  Eaton Corp. ..............................................      600     $    42,413
  *F.M.C. Corp. ............................................      600          33,600
  Hasbro, Inc. .............................................    1,700          61,413
  PPG Industries, Inc. .....................................      900          52,425
  Tyco International Ltd. ..................................    1,100          82,981
  U.S. Industries, Inc. ....................................    2,100          39,113
                                                                          -----------
                                                                              311,945
                                                                          -----------
Manufacturing Equipment -- 0.7%
  Ingersoll Rand Co. .......................................    2,200         103,263
                                                                          -----------
Materials & Processing -- 0.4%
  Vulcan Materials Co. .....................................      500          65,781
                                                                          -----------
Metals - Iron & Steel -- 1.0%
  AK Steel Holding Corp. ...................................    1,100          25,850
  Reynolds Metals Co. ......................................    2,400         126,450
                                                                          -----------
                                                                              152,300
                                                                          -----------
Multimedia -- 0.7%
  *Viacom, Inc. Class B.....................................    1,400         103,600
                                                                          -----------
Office Equipment & Supplies -- 1.1%
  Xerox Corp. ..............................................    1,500         177,000
                                                                          -----------
Oil & Gas -- 3.8%
  Amerada Hess Corp. .......................................    2,400         119,400
  Atlantic Richfield Co. ...................................      800          52,200
  Coastal Corp. ............................................    3,600         125,776
  *Conoco, Inc. ............................................    4,500          93,938
  Eron Oil & Gas............................................    1,700          29,325
  Helmerich & Payne, Inc. ..................................      800          15,500
  Texaco, Inc. .............................................    2,900         153,338
                                                                          -----------
                                                                              589,477
                                                                          -----------
Oil Equipment & Services -- 0.7%
  National Fuel Gas Co. ....................................      800          36,150
  Phillips Petroleum Co. ...................................    1,600          68,200
                                                                          -----------
                                                                              104,350
                                                                          -----------
Paper & Forest Products -- 2.0%
  Fort James Corp. .........................................    5,400         216,000
  International Paper Co. ..................................    2,200          98,588
                                                                          -----------
                                                                              314,588
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Photography Equipment & Supplies -- 1.0%
  Eastman Kodak Co. ........................................    2,100     $   151,200
                                                                          -----------
Real Estate -- 0.3%
  *Catellus Development Corp. ..............................    2,800          40,075
                                                                          -----------
Retail - Clothing and Apparel -- 0.7%
  Gucci Group N.V...........................................    1,000          48,625
  Limited, Inc. ............................................    2,300          66,988
                                                                          -----------
                                                                              115,613
                                                                          -----------
Retail Merchandising -- 1.8%
  *K-Mart Corp. ............................................    4,500          68,906
  Penney (J.C.) Co., Inc. ..................................    1,900          89,063
  Sears, Roebuck & Co. .....................................    1,900          80,750
  TJX Companies, Inc. ......................................    1,400          40,600
                                                                          -----------
                                                                              279,319
                                                                          -----------
Semiconductors -- 0.8%
  Intel Corp. ..............................................    1,000         118,563
                                                                          -----------
Software -- 0.8%
  *Oracle Corp. ............................................    2,800         120,750
                                                                          -----------
Tobacco -- 1.1%
  Philip Morris Cos., Inc. .................................    3,300         176,550
                                                                          -----------
Transportation -- 0.5%
  Burlington Northern Santa Fe Corp. .......................    2,100          70,875
                                                                          -----------
Utilities -- 1.9%
  Baltimore Gas & Electric Co. .............................    1,900          58,663
  Consolidated Natural Gas Co. .............................      800          43,200
  DTE Energy Co. ...........................................    1,100          47,163
  El Paso Energy Corp. .....................................    1,200          41,775
  Enron Corp. ..............................................      600          34,238
  Pinnacle West Capital Corp. ..............................    1,700          72,038
                                                                          -----------
                                                                              297,077
                                                                          -----------
Waste Management -- 0.2%
  Waste Management, Inc. ...................................      800          37,300
                                                                          -----------
    TOTAL COMMON STOCK (COST $14,270,872)...................               14,980,868
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.4%
  Temporary Investment Fund, Inc. -- TempCash...............    680,030   $   680,030
                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $680,030)............                  680,030
                                                                          -----------
    TOTAL INVESTMENTS -- 100.3% (COST $14,950,902)..........               15,660,898
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%).............                  (44,997)
                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.90 per share based on 1,576,738 shares
  of capital stock outstanding).............................              $15,615,901
                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($15,615,901/1,576,738 shares outstanding)................              $      9.90
                                                                          ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

1998 Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Market Street Fund Small Cap Growth Portfolio since inception on May 4, 1998 through December 31 was -2.00%. This return compares very favorably to the portfolio's style benchmark for the same period of -6.85%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

     Providentmutual Investment Management Company has selected the following two sub-advisers to perform the day-to-day management of the portfolio. The two firms possess a small cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Husic Capital Management                                            60%
Standish, Ayer & Wood                                               40%
Total Fund                                                         100%

     In 1998 small cap stocks significantly underperformed the large and medium stock composites. During the fourth quarter small cap stocks recovered nicely after re-testing yearly lows in early October. While small caps kept pace with large caps during the quarter, the rally was unimpressive considering the depth of their decline in July and August. The market was, in fact, led by the technology, consumer, health care, and cable sectors, sectors in which the portfolio has significant weightings. Many names with Internet involvement, in particular, had particularly strong results.

     The largest sector holdings of the portfolio include:

SECTOR                                                         %
------                                                         -
Computers                                                     11.2%
Retail Merchandising                                           9.5%
Business & Consumer Services                                   8.1%
Drugs and Health Care                                          6.9%
Cable TV Systems                                               6.4%

     Small cap stocks are still experiencing the same general lack of investor respect compared to the largest cap stocks. We believe the persistence of the large cap stock preference is not sustainable for the long-term. The investment process used for the portfolio positions it in dynamic growth sectors of the economy with investments in innovative, aggressive companies. The earnings prospects for small cap growth stocks, in general, are less dependent on broad macroeconomic factors and more affected by innovation and market share gains. Small cap valuations appear very attractive!

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA

[Market Street Fund Small Cap Growth Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'98'                                                                       9800.00                            9315.00

Past performance is not predictive of future performance.

+ The Index is the Wilshire Quantum Small Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

 * Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 95.3%
Aerospace & Defense -- 0.6%
  *Kellstrom Industries, Inc. ..............................      1,900    $   54,625
                                                                           ----------
Airlines -- 4.8%
  *Atlantic Coast Airlines, Inc. ...........................      1,400        35,000
  *Mesa Airlines, Inc. .....................................     13,800       107,812
  *Midwest Express Holdings, Inc. ..........................        750        19,734
  *Ryanair Holdings Plc.....................................      3,200       120,800
  *SkyWest, Inc. ...........................................      1,200        39,225
  *US Airways Group, Inc. ..................................      2,800       145,600
                                                                           ----------
                                                                              468,171
                                                                           ----------
Automotive & Equipment -- 0.5%
  *Excelsior-Henderson Motorcycle...........................      4,700        43,475
  Rental Service Corp. .....................................        100         1,569
                                                                           ----------
                                                                               45,044
                                                                           ----------
Banks -- 2.4%
  *First Republic Bank, Inc. ...............................      2,600        65,162
  West Coast Bank, Inc. ....................................      2,100        44,100
  Westamerica Bancorporation................................      3,400       124,950
                                                                           ----------
                                                                              234,212
                                                                           ----------
Broadcasting -- 4.0%
  *Emmis Broadcasting Corp. Class A.........................        900        39,037
  *Metro Networks, Inc. ....................................      1,900        80,987
  Scandinavian Broadcasting S.A. ...........................      4,500       121,500
  *Sinclair Broadcast Group, Inc. -A........................      7,700       150,631
                                                                           ----------
                                                                              392,155
                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 8.1%
  *Abacus Direct Corp. .....................................        400    $   18,200
  *Charles River Associates, Inc. ..........................      1,600        35,000
  *Data Processing Resources Corp. .........................      1,300        38,025
  *Education Management Corp. ..............................      2,600        61,425
  *F.Y.I., Inc. ............................................      2,500        80,000
  *First Consulting Group...................................      2,200        45,100
  *Getty Images, Inc. ......................................      1,500        25,781
  *Inspire Insurance Solutions, Inc. .......................      2,400        44,100
  *Intelligroup, Inc. ......................................      2,900        51,837
  *MAXIMUS, Inc. ...........................................      1,900        70,300
  *Metzler Group, Inc. .....................................        900        43,819
  *On Assignment, Inc. .....................................      1,200        41,400
  *Parexel International Corp. .............................      1,400        35,000
  *Secure Computing Corp. ..................................      5,300       101,031
  *Unitrode Corp. ..........................................      2,000        35,000
  *USWeb Corp. .............................................      2,050        54,069
                                                                           ----------
                                                                              780,087
                                                                           ----------
Cable TV Systems -- 6.4%
  *Adelphia Communications Corp. Class A....................      5,200       237,900
  *Cablevision Systems Corp. ...............................      4,600       230,862
  *USA Networks, Inc. ......................................      4,600       152,375
                                                                           ----------
                                                                              621,137
                                                                           ----------
Communications -- 1.2%
  Gray Communications.......................................      1,050        14,372
  IXC Communication, Inc. ..................................      1,800        60,525
  *Western Wireless Corp. Class A...........................      1,900        41,800
                                                                           ----------
                                                                              116,697
                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 11.2%
  *24 / 7 Media, Inc. ......................................        900    $   25,200
  *Applied Micro Circuits Corp. ............................      1,800        61,144
  *AXENT Technologies, Inc. ................................        900        27,506
  *CMG Information..........................................      1,600       170,400
  *Digital River, Inc. .....................................      2,100        74,550
  *Excite, Inc. ............................................      1,800        75,713
  *Infinium Software, Inc. .................................      1,600        10,000
  *Insight Enterprises, Inc. ...............................        900        45,787
  Internet Content..........................................        800        30,500
  *Mercury Interactive Corp. ...............................        600        37,950
  *NeoMagic Corp. ..........................................      6,800       150,450
  *Pixar, Inc. .............................................      1,400        49,000
  *QuadraMed Corp. .........................................      1,000        20,500
  *SBS Technologies.........................................      1,400        25,900
  *Security Dynamics Technologies, Inc. ....................        800        18,400
  *Siebel Systems, Inc. ....................................      3,200       108,600
  *SPR, Inc. ...............................................      1,950        33,637
  *Western Digital Corp. ...................................      7,900       118,994
                                                                           ----------
                                                                            1,084,231
                                                                           ----------
Drugs & Health Care -- 6.9%
  Bindley Western Industries, Inc. .........................      4,500       221,625
  *ChiRex, Inc. ............................................      2,300        49,162
  *Coulter Pharmaceutical, Inc. ............................      1,100        33,000
  *Cytyc Corp. .............................................      1,400        36,050
  *Guilford Pharmaceuticals, Inc. ..........................      2,300        32,775
  *IMPATH, Inc. ............................................      1,900        50,350
  *Inhale Therapeutic Systems...............................      1,000        33,000
  *Leukosite, Inc. .........................................      2,900        29,181
  *Ligand Pharmaceuticals, Inc. Class B.....................      3,400        39,525
  *Neurogen Corp. ..........................................      2,400        42,000
  *Novoste Corp. ...........................................      1,200        34,050
  *Pharmaceutical Product Development, Inc. ................      1,200        36,075
  *Vical, Inc. .............................................      2,300        32,631
                                                                           ----------
                                                                              669,424
                                                                           ----------
Electrical Equipment -- 0.7%
  *AFC Cable Systems, Inc. .................................        800        26,900
  *Micrel, Inc. ............................................        800        44,000
                                                                           ----------
                                                                               70,900
                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronic Instruments -- 1.3%
  *ATMI, Inc. ..............................................      2,800    $   70,700
  *Lecroy Corp. ............................................      3,400        56,100
                                                                           ----------
                                                                              126,800
                                                                           ----------
Electronics -- 2.8%
  *Benchmark Electronics, Inc. .............................        500        18,312
  *Cree Research, Inc. .....................................        700        33,512
  *DSP Group, Inc. .........................................      1,900        39,663
  *LAM Research Corp. ......................................      5,100        90,844
  *Photronics, Inc. ........................................      1,100        26,366
  *Semtech Corp. ...........................................      1,200        43,050
  *Triumph Group, Inc. .....................................        500        16,000
                                                                           ----------
                                                                              267,747
                                                                           ----------
Entertainment -- 0.8%
  *Cinar Films, Inc. .......................................      2,000        50,750
  *Paxson Communications Corp. .............................      2,500        22,969
                                                                           ----------
                                                                               73,719
                                                                           ----------
Finance -- 4.1%
  *First Sierra Financial, Inc. ............................      2,900        35,525
  *Golden State Bancorp, Inc. ..............................      7,100       118,038
  *NCO Group, Inc. .........................................      1,400        63,000
  S & P 400 Mid-Cap Depositary Receipts.....................      2,500       182,188
                                                                           ----------
                                                                              398,751
                                                                           ----------
Finance - Investment & Other -- 1.7%
  Jefferies Group, Inc. ....................................      3,400       168,725
                                                                           ----------
Food & Food Distributors -- 1.5%
  TCBY Enterprises, Inc. ...................................     14,400       100,800
  *United Natural Foods, Inc. ..............................      2,100        50,663
                                                                           ----------
                                                                              151,463
                                                                           ----------
Healthcare Services -- 0.4%
  *Brookdale Living Communities, Inc. ......................      2,100        40,950
                                                                           ----------
Industrial & Commercial Services -- 1.4%
  *Access Worldwide Communications, Inc. ...................      3,800        31,825
  *Aviation Sales Co. ......................................      1,300        52,813
  *Eagle USA Airfreight, Inc. ..............................      2,100        51,450
                                                                           ----------
                                                                              136,088
                                                                           ----------
Insurance -- 0.9%
  *FPIC Insurance Group, Inc. ..............................      1,800        86,063
                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leasing -- 0.2%
  *Indigo Aviation AB ADR...................................      2,700    $   22,275
                                                                           ----------
Leisure & Amusements -- 6.2%
  *Bally Total Fitness Holding Corp. .......................      5,800       144,275
  *Hibbett Sporting Goods, Inc. ............................      1,500        36,375
  *Preview Travel, Inc. ....................................     18,100       333,719
  *Steiner Leisure Ltd. ....................................      1,800        57,600
  *Tweeter Home Entertainment Group, Inc. ..................        900        25,875
                                                                           ----------
                                                                              597,844
                                                                           ----------
Manufacturing -- 0.6%
  Westinghouse Air Brake, Inc. .............................      2,300        56,206
                                                                           ----------
Metals - Iron & Steel -- 0.6%
  *Mueller Industries, Inc. ................................      2,700        54,844
                                                                           ----------
Oil & Gas -- 0.4%
  *Cal Dive International, Inc. ............................      1,900        39,425
                                                                           ----------
Oil Equipment & Services -- 2.7%
  *BJ Services Co. .........................................      5,000        78,125
  *Core Laboratories N.V. ..................................      1,200        22,950
  Daniel Industries, Inc. ..................................      3,500        42,438
  *Smith International, Inc. ...............................      4,800       120,900
                                                                           ----------
                                                                              264,413
                                                                           ----------
Personal Services -- 0.5%
  *Res-Care, Inc. ..........................................      1,800        44,438
                                                                           ----------
Retail - Clothing and Apparel -- 1.3%
  *Buckle, Inc. ............................................      5,072       121,728
                                                                           ----------
Retail Merchandising -- 9.5%
  *Amazon.com, Inc. ........................................      1,500       481,875
  *Bebe Stores, Inc. .......................................      6,400       226,400
  *Hollywood Entertainment Corp. ...........................      4,100       111,725
  *Stein Mart Inc. .........................................      2,300        16,028
  *The Wet Seal, Inc., Class A..............................      1,200        36,225
  *Wilmar Industries, Inc. .................................      2,400        48,750
                                                                           ----------
                                                                              921,003
                                                                           ----------
Security Services -- 0.9%
  *Kroll-O'Gara Co. ........................................      2,100        82,819
                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 5.7%
  *Abovenet Communications, Inc. ...........................      2,000    $   42,000
  *Acclaim Entertainment, Inc. .............................      9,500       116,375
  *Best Software, Inc. .....................................        800        19,000
  *Concentric Networking Corp. .............................        800        26,600
  *Inter-Tel, Inc. .........................................      1,800        42,075
  *Landmark Systems Corp. ..................................      2,800        31,150
  *Macromedia, Inc. ........................................      4,400       148,225
  *Pervasive Software, Inc. ................................      3,600        69,300
  *Security First Technologies..............................        500        15,250
  *TSI International Software Ltd. .........................        800        38,300
                                                                           ----------
                                                                              548,275
                                                                           ----------
Technology -- 2.8%
  *C/Net, Inc. .............................................        500        27,406
  *Meta Group, Inc. ........................................      1,200        35,700
  *MindSpring Enterprises, Inc. ............................        800        48,850
  TMP Worldwide, Inc. ......................................      3,900       163,800
                                                                           ----------
                                                                              275,756
                                                                           ----------
Transportation -- 2.2%
  *Atlas Air, Inc. .........................................      2,200       107,663
  *MotivePower Industries, Inc. ............................      3,300       106,219
                                                                           ----------
                                                                              213,882
                                                                           ----------
    TOTAL COMMON STOCK (COST $7,952,118)....................                9,229,897
                                                                           ----------
SHORT TERM INVESTMENTS -- 6.9%
  Temporary Investment Fund, Inc. -- TempCash...............    670,254       670,254
                                                                           ----------
    TOTAL SHORT TERM INVESTMENTS (COST $670,254)............                  670,254
                                                                           ----------
    TOTAL INVESTMENTS -- 102.2% (COST $8,622,372)...........                9,900,151
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%).............                 (214,886)
                                                                           ----------
NET ASSETS -- 100.0%
  (Equivalent to $9.80 per share based on 988,155 shares of
    capital stock outstanding)..............................               $9,685,265
                                                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($9,685,265/988,155 shares outstanding)...................               $     9.80
                                                                           ==========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

1998 Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Market Street Fund Small Cap Value Portfolio since inception on May 4, 1998 through December 31 was -17.5%. This return compares to the portfolio's style benchmark for the same period of -16.38%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

     Providentmutual Investment Management Company has selected the following two sub-advisers to perform the day-to-day management of the portfolio. The two firms possess a small cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Denver Investment Advisors                                         60%
1838 Investment Advisors                                           40%
          Total Fund                                              100%

     In 1998, small cap stocks significantly under-performed the medium and smaller stock composites. In addition, value indices under-performed the returns of growth indices by 20%. Small cap value stocks are still experiencing the same general lack of investor respect compared to the large growth stocks. Money flow into the U.S. equity markets has typically found its way into the well-known large cap names. The popularity of indexing and the desire for liquidity also has benefited large cap names. Investors have paid a substantial premium for the liquidity of large cap names.

     The largest sector holdings of the portfolio include:

SECTOR                                                           %
------                                                          ----
Insurance                                                       10.0%
Computers                                                        8.3%
Retail Merchandising                                             8.0%
Manufacturing                                                    6.7%

     The portfolio targets stable or improving businesses at low multiples of price to earnings, price to book value, and price to cash flow. We believe that valuation is extremely important in making investment judgments. Today, valuation inefficiencies appear to be extreme, and many stocks appear to be priced based on their liquidity rather than their potential investment return. The investment discipline we use prohibits paying up for expensive stocks and targets inexpensive stocks relative to their fundamentals. We think the persistence of the large cap stock preference is not sustainable for the long term. In this environment the valuations of small cap stocks appear increasingly compelling.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA

[Market Street Fund]

[Small Cap Value Portfolio Performance Graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
'98'                                                                       8250.00                            8362.00

Past performance is not predictive of future performance.

+ The Index is the Wilshire Quantum Small Cap Value, an unmanaged index of common stocks that includes reinvestment of dividends.

 * Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 93.1%
Aerospace & Defense -- 3.2%
  Alliant Techsystems, Inc. ................................           300    $   24,731
  *Ducommun, Inc. ..........................................         2,300        31,769
  Kaman Corp. Class A.......................................           400         6,425
  *Kellstrom Industries, Inc. ..............................         2,400        69,000
  Primex Technologies, Inc. ................................           300        12,750
  *REMEC, Inc. .............................................         1,200        21,600
  Thiokol Corp. ............................................         2,500        93,750
                                                                              ----------
                                                                                 260,025
                                                                              ----------
Airlines -- 0.6%
  *Alaska Air Group, Inc. ..................................           600        26,550
  *America West Airlines, Inc. .............................         1,200        20,400
                                                                              ----------
                                                                                  46,950
                                                                              ----------
Automobiles -- 0.2%
  *Copart, Inc. ............................................           500        16,187
                                                                              ----------
Automotive Equipment & Services -- 1.1%
  Arvin Industries, Inc. ...................................           700        29,181
  *Delco Remy International, Inc. ..........................         1,150        11,284
  *Tower Automotive, Inc. ..................................         1,900        47,381
                                                                              ----------
                                                                                  87,846
                                                                              ----------
Banks -- 1.1%
  Andover Bancorp, Inc. ....................................           500        17,312
  Dime Community Bancorp, Inc. .............................         1,600        33,000
  Riggs National Corp. .....................................         1,900        38,712
                                                                              ----------
                                                                                  89,024
                                                                              ----------
Broadcasting & Publishing -- 2.5%
  *Journal Register Co. ....................................         1,200        18,000
  McClatchy Newspapers, Inc. ...............................           300        10,612
  *Valassis Communications, Inc. ...........................         1,400        72,275
  *World Color Press, Inc. .................................         3,400       103,487
                                                                              ----------
                                                                                 204,374
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Supplies -- 4.1%
  BMC West Corp. ...........................................         2,400    $   29,100
  Coachmen Industries, Inc. ................................         1,600        42,000
  Engle Homes, Inc. ........................................         1,300        19,906
  *Holophane Corp. .........................................         1,100        28,256
  Lafarge Corp. ............................................         1,700        68,850
  Lone Star Industries, Inc. ...............................         1,600        58,900
  M/I Schottenstein Homes, Inc. ............................           500        11,000
  Texas Industries, Inc. ...................................         1,200        32,325
  *Toll Brothers, Inc. .....................................         1,700        38,356
  *Willbros Group, Inc. ....................................           900         5,006
                                                                              ----------
                                                                                 333,699
                                                                              ----------
Business & Consumer Services -- 0.7%
  *Personnel Group of America, Inc. ........................         3,300        57,750
                                                                              ----------
Chemicals -- 0.9%
  General Cable Corp. ......................................         1,700        34,850
  General Chemical Group, Inc. .............................         1,400        19,425
  Wellman, Inc. ............................................         2,200        22,412
                                                                              ----------
                                                                                  76,687
                                                                              ----------
Communications -- 0.4%
  *Periphonics Corp. .......................................         1,500        19,781
  *Teltrend, Inc. ..........................................           700        13,388
                                                                              ----------
                                                                                  33,169
                                                                              ----------
Computers -- 8.3%
  *Bel Fuse, Inc. Class B...................................         1,100        37,812
  *Brooktrout Technology, Inc. .............................           900        15,412
  *CHS Electronics..........................................         3,700        62,669
  *HMT Technology Corp. ....................................         1,700        21,781
  *In Focus Systems, Inc. ..................................         1,700        15,087
  *NeoMagic Corp. ..........................................         1,400        30,975
  *Pomeroy Computer Resources, Inc. ........................         1,400        31,500
  *Read-Rite Corp. .........................................         4,000        59,125
  *Software Spectrum, Inc. .................................         1,200        19,050
  *Sterling Software, Inc. .................................         3,900       105,544
  *Symantec Corp. ..........................................         3,600        78,300
  *Tech Data Corp. .........................................         1,600        64,400
  *The Learning Company, Inc. ..............................         2,500        64,844
  *Wall Data, Inc. .........................................           700        16,800
  *Wang Labs, Inc. .........................................         1,400        38,850
                                                                              ----------
                                                                                 662,149
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Construction -- 0.8%
  M.D.C. Holdings, Inc. ....................................         1,700    $   36,337
  *Morrison Knudsen Corp. ..................................         3,000        29,250
                                                                              ----------
                                                                                  65,587
                                                                              ----------
Containers -- 1.2%
  Ivex Packaging Corp. .....................................         1,100        25,575
  Shorewood Packaging.......................................         2,200        45,100
  *US Can Corp. ............................................         1,600        28,600
                                                                              ----------
                                                                                  99,275
                                                                              ----------
Cosmetics and Toiletries -- 0.2%
  *French Fragrances, Inc. .................................         2,400        17,400
                                                                              ----------
Drugs & Healthcare -- 2.2%
  Bindley Western Industries, Inc. .........................         1,800        88,650
  *Genesis Health Ventures, Inc. ...........................         1,500        13,125
  *Roberts Pharmaceutical Corp. ............................         3,600        78,300
                                                                              ----------
                                                                                 180,075
                                                                              ----------
Electrical Equipment -- 0.3%
  *AFC Cable Systems, Inc. .................................           400        13,450
  *Cable Design Technologies, Inc. .........................           800        14,800
                                                                              ----------
                                                                                  28,250
                                                                              ----------
Electronics -- 3.9%
  AVX Corp. ................................................         2,650        44,884
  BEC Energy................................................         1,500        61,781
  *Burr-Brown Corp. ........................................         1,300        30,469
  Eastern Utilities Associates..............................         1,100        31,075
  Esco Electronics Corp. ...................................           700         6,344
  *Lattice Semiconductor Corp. .............................           800        36,725
  *Marshall Industries, Inc. ...............................         1,500        36,750
  *Oak Industries, Inc. ....................................         1,400        49,000
  TNP Enterprises, Inc......................................           500        18,969
                                                                              ----------
                                                                                 315,997
                                                                              ----------
Engineering -- 0.3%
  *URS Corp.................................................         1,000        23,375
                                                                              ----------
Entertainment -- 0.9%
  *Harrah's Entertainment, Inc..............................         2,300        36,081
  *Primadonna Resorts, Inc..................................         3,700        32,606
                                                                              ----------
                                                                                  68,687
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 4.6%
  Advest Group, Inc.........................................         1,100    $   20,350
  Astoria Financial Corp....................................         1,400        64,050
  Downey Financial Corp.....................................         1,900        48,331
  Everen Capital Corp.......................................         1,600        36,400
  Golden State Bancorp......................................         3,500        58,187
  Heller Financial, Inc.....................................         4,400       129,249
  MAF Bancorp, Inc..........................................           700        18,550
                                                                              ----------
                                                                                 375,117
                                                                              ----------
Food & Food Distributors -- 4.1%
  *Ben & Jerry's Homemade, Inc. Class A.....................         1,400        31,325
  *Chock Full O'Nuts Corp...................................         3,300        20,625
  Earthgrains Co............................................         3,000        92,812
  *Merkert American Corp....................................         1,400        21,175
  Michael Foods, Inc........................................         2,100        63,000
  *Ralcorp Holdings, Inc....................................         4,400        80,300
  *Smithfield Foods, Inc....................................         2,500        84,687
  Smucker (J.M.) Co. Class A................................           600        14,850
  *Suiza Foods Corp.........................................           500        25,469
  *Sylvan, Inc..............................................         1,700        25,287
                                                                              ----------
                                                                                 459,530
                                                                              ----------
Healthcare Services -- 2.2%
  Physician Reliance Network................................           900        11,812
  *Sun Healthcare Group, Inc................................         2,458        16,131
  *Trigon Healthcare, Inc...................................         4,000       149,250
                                                                              ----------
                                                                                 177,193
                                                                              ----------
Home Furnishings -- 1.0%
  American Woodmark Corp....................................           700        23,975
  *Furniture Brands International, Inc......................         1,500        40,875
  *LADD Furniture, Inc......................................         1,000        16,188
                                                                              ----------
                                                                                  81,038
                                                                              ----------
Hotel/Restaurants -- 0.5%
  Innkeepers USA Trust, Inc.................................         2,900        34,256
  *Lodgian, Inc.............................................         1,800         8,775
                                                                              ----------
                                                                                  43,031
                                                                              ----------
Household Products -- 0.5%
  *American Safety Razor Corp...............................         2,300        27,600
  *Ekco Group, Inc..........................................         2,500         9,375
                                                                              ----------
                                                                                  36,975
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 10.0%
  Allmerica Financial Group.................................           500    $   28,937
  ARM Financial Group, Inc. Class A.........................         1,400        31,062
  Blanch (E.W.) Holdings....................................         1,200        56,925
  Chicago Title Corp. ......................................           900        42,244
  CNA Surety Corp. .........................................         1,700        26,775
  *Delphi Financial Group, Inc. Class A.....................         1,114        58,415
  Enhance Financial Services Group, Inc. ...................         2,200        66,000
  Everest Re Holdings, Inc. ................................         1,300        50,619
  FBL Financial Group, Inc. ................................         1,000        24,250
  *FPIC Insurance Group, Inc. ..............................         1,200        57,375
  Fremont General Corp. ....................................         3,100        76,725
  Harleysville Group, Inc. .................................         1,500        38,719
  HCC Insurance Holdings, Inc. .............................         1,400        24,675
  LandAmerica Financial Group, Inc. ........................         1,400        78,138
  *Penn Treaty American Corp. ..............................           500        13,469
  *Reliance Group Holdings, Inc. ...........................         5,000        64,375
  State Auto Financial......................................         1,500        18,563
  Stirling Cooke Brown Holding Ltd. ........................           800        13,900
  *The MONY Group, Inc. ....................................           900        28,181
                                                                              ----------
                                                                                 799,347
                                                                              ----------
Leasing -- 3.7%
  *Avis Rent A Car, Inc. ...................................         3,800        91,913
  *Indigo Aviation AB ADR...................................         1,600        13,200
  *Rent Way, Inc. ..........................................         2,500        60,781
  Rollins Truck Leasing.....................................         4,900        72,275
  Varlen Corp. .............................................         2,600        59,963
                                                                              ----------
                                                                                 298,132
                                                                              ----------
Machinery & Heavy Equipment -- 0.2%
  *Mac-Gray Corp. ..........................................         1,500        17,063
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 6.7%
  *Anixter International, Inc. .............................         2,700    $   54,844
  *Avondale Industries, Inc. ...............................         1,300        37,700
  Block Drug Co., Class A...................................           409        17,740
  *Buckeye Technologies, Inc. ..............................         2,700        40,331
  Fedders Corp. Class A.....................................         2,700        14,175
  Jostens, Inc. ............................................         1,200        31,425
  *Koala Corp. .............................................         1,100        19,113
  *M & F Worldwide Corp. ...................................         1,900        19,119
  *Monaco Coach Corp. ......................................         1,550        41,075
  *Moog, Inc. Class A.......................................           400        15,650
  Oxford Industries, Inc. ..................................         1,000        28,250
  *Pameco Corp. ............................................           800         9,250
  Quanex Corp. .............................................         1,000        22,563
  *Quicksilver, Inc. .......................................         1,100        33,000
  Ruddick Corp. ............................................         2,500        57,500
  *Silgan Holdings, Inc. ...................................           900        25,017
  Velcro Industries N.V.....................................           300        44,700
  *Wolverine Tube, Inc. ....................................           900        18,900
                                                                              ----------
                                                                                 530,352
                                                                              ----------
Medical & Medical Services -- 0.7%
  *Bio-Rad Labs, Inc. Class A...............................           300         6,300
  *Mariner Post Acute Network...............................         5,700        26,006
  *Medco Research, Inc. ....................................           500        13,000
  *Polymedia Corp. .........................................         1,300        12,025
                                                                              ----------
                                                                                  57,331
                                                                              ----------
Medical Equipment & Supplies -- 0.3%
  *Del Global Technologies Corp. ...........................         2,400        27,600
                                                                              ----------
Office Equipment & Supplies -- 1.1%
  *Day Runner, Inc. ........................................           700        10,150
  *SEACOR SMIT, Inc. .......................................           900        44,494
  *United Stationers, Inc. .................................         1,200        31,200
                                                                              ----------
                                                                                  85,844
                                                                              ----------
Oil & Gas -- 1.0%
  *Cal Dive International, Inc. ............................         1,000        20,750
  Southwest Gas Corp. ......................................         1,300        34,938
  *Tesoro Petroleum Corp. ..................................         2,100        25,463
                                                                              ----------
                                                                                  81,151
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products -- 0.4%
  Chesapeake Corp. .........................................           900    $   33,188
                                                                              ----------
Real Estate -- 4.6%
  Annaly Mortgage Management Inc. ..........................         1,500        12,375
  Avalonbay Communities, Inc. ..............................         1,600        54,800
  Bradley Real Estate, Inc. ................................         1,200        24,600
  Brandywine Realty Trust...................................         1,200        21,450
  Burnham Pacific Properties, Inc. .........................         1,800        21,713
  Eastgroup Properties......................................         1,900        35,031
  Healthcare Realty Trust...................................           850        18,966
  Health Care REIT, Inc. ...................................         2,000        51,750
  Liberty Property Trust....................................         2,300        56,638
  Pacific Gulf Properties, Inc. ............................         1,100        22,069
  Parkway Properties, Inc. .................................         1,700        53,125
                                                                              ----------
                                                                                 372,517
                                                                              ----------
Restaurants -- 0.8%
  *O'Charleys, Inc. ........................................         1,750        24,719
  *RARE Hospitality International, Inc. ....................         3,100        43,400
                                                                              ----------
                                                                                  68,119
                                                                              ----------
Retail - Clothing & Apparel -- 2.2%
  Blair Corp. ..............................................           700        15,531
  *Bon Ton Stores, Inc. ....................................         1,700        12,963
  Cato Corp. Class A........................................         3,200        31,500
  *Gerber Childrenswear, Inc. ..............................         1,400        12,163
  *Maxwell Shoe Co., Inc. Class A...........................         2,500        27,344
  *Tropical Sportswear International Corp. .................         2,150        77,131
                                                                              ----------
                                                                                 176,632
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 8.0%
  *Ames Department Stores, Inc. ............................         3,000    $   81,000
  *BJ's Wholesale Club, Inc. ...............................         1,400        64,838
  Claire's Stores, Inc. ....................................         1,100        22,550
  *Cole National Corp. Class A..............................         1,300        22,263
  *Elder-Beerman Stores Corp. ..............................         3,000        34,688
  Fred's, Inc. Class A......................................         2,400        36,000
  Hastings Entertainment, Inc. .............................         1,200        16,800
  Huffy Corporation.........................................           800        13,200
  *Jan Bell Marketing, Inc. ................................         6,800        43,775
  *Rex Stores Corp. ........................................         1,000        13,500
  *ShopKo Stores, Inc. .....................................         3,100       103,075
  *Value City Department Stores, Inc. ......................         1,600        22,300
  *Zale Corp. ..............................................         5,200       167,700
                                                                              ----------
                                                                                 641,689
                                                                              ----------
Security Services -- 0.3%
  *American Bank Note Holographics, Inc. ...................         1,350        23,625
                                                                              ----------
Semiconductors -- 0.4%
  Belden, Inc. .............................................           800        16,950
  Integrated Device Technology, Inc. .......................         2,900        17,763
                                                                              ----------
                                                                                  34,713
                                                                              ----------
Software -- 0.2%
  *GT Interactive Software Corp. ...........................         3,400        17,000
                                                                              ----------
Steel -- 0.2%
  *Citation Corp. ..........................................         1,100        13,888
                                                                              ----------
Textiles -- 0.8%
  *Dan River, Inc. Class A..................................         1,900        22,325
  *Galey & Lord, Inc. ......................................         2,600        22,425
  Guilford Mills, Inc. .....................................         1,400        23,363
                                                                              ----------
                                                                                  68,113
                                                                              ----------
Transportation -- 1.2%
  M.S. Carriers, Inc. ......................................           700        23,056
  *Offshore Logistics, Inc. ................................         2,000        23,750
  Sea Containers, Ltd. .....................................         1,650        49,397
                                                                              ----------
                                                                                  96,203
                                                                              ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES        VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 2.3%
  Central Hudson Gas & Electric Corp. ......................           800    $   35,800
  Cleco Corp. ..............................................         1,800        61,763
  Rochester Gas and Electric Corp. .........................         1,800        56,250
  United Illuminating Co. ..................................           600        30,900
                                                                              ----------
                                                                                 184,713
                                                                              ----------
Waste Management -- 0.6%
  *Safety-Kleen Corp. ......................................         3,575        50,497
                                                                              ----------
    TOTAL COMMON STOCK (COST $7,632,056))...................                   7,517,107
                                                                              ----------
SHORT-TERM INVESTMENTS -- 10.8%
  Temporary Investment Fund, Inc. -- Temp Cash..............       869,746       869,746
                                                                              ----------
    TOTAL SHORT TERM INVESTMENTS (COST $869,746)............                     869,746
                                                                              ----------
    TOTAL INVESTMENTS -- 103.9% (COST $8,501,802)...........                   8,386,853
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.9%).............                    (313,594)
                                                                              ----------
NET ASSETS -- 100.0%
  (Equivalent to $8.25 per share based on 978,971 shares of
    capital stock outstanding)..............................                  $8,073,259
                                                                              ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($8,073,259/978,971 shares outstanding)...................                  $     8.25
                                                                              ==========

* Non-Income Producing.
See accompanying notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                               MONEY
                                                                GROWTH         MARKET         BOND
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 5,109,177    $       --    $       --
  Interest..................................................      700,374     4,387,104     1,881,562
    Less: foreign taxes withheld............................      (30,906)           --            --
                                                              -----------    ----------    ----------
    Total Income............................................    5,778,645     4,387,104     1,881,562
                                                              -----------    ----------    ----------
EXPENSES:
  Investment advisory fee...................................      928,340       197,450       100,348
  Administration fee........................................      192,987        60,522        28,147
  Directors' fee............................................       23,536         6,463         2,342
  Transfer agent fee........................................        5,001         2,452         1,845
  Custodian fee.............................................       34,147        11,156         4,786
  Legal fees................................................       46,700        13,055         4,720
  Audit fees................................................       32,768         9,115         3,297
  Printing..................................................       69,153        21,574         7,961
  Insurance.................................................       20,426         5,121         1,737
  Miscellaneous.............................................        2,466         1,357         1,134
                                                              -----------    ----------    ----------
                                                                1,355,524       328,265       156,317
  Less: expenses waived by Administrator and/or reimbursed
    by affiliated insurance company.........................      (29,874)       (8,524)       (3,001)
                                                              -----------    ----------    ----------
    Total expenses..........................................    1,325,650       319,741       153,316
                                                              -----------    ----------    ----------
    Net investment income (loss)............................    4,452,995     4,067,363     1,728,246
                                                              -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    6,184,504            --       398,338
    Foreign currency related transactions...................      (36,215)           --            --
                                                              -----------    ----------    ----------
                                                                6,148,289            --       398,338
                                                              -----------    ----------    ----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   26,998,570            --       132,450
    Foreign currency related transactions...................           --            --            --
                                                              -----------    ----------    ----------
                                                               26,998,570            --       132,450
                                                              -----------    ----------    ----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   33,146,859            --       530,788
                                                              -----------    ----------    ----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $37,599,854    $4,067,363    $2,259,034
                                                              ===========    ==========    ==========

* Commencement of operations was May 4, 1998

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 1998 -- (Concluded)

--------------------------------------------------------------------------------

                  AGGRESSIVE                     SENTINEL      LARGE        LARGE       SMALL        SMALL
      MANAGED       GROWTH      INTERNATIONAL     GROWTH        CAP          CAP         CAP          CAP
     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     GROWTH*      VALUE*      GROWTH*      VALUE*
------------------------------------------------------------------------------------------------------------
     $  675,111   $   369,364    $1,393.343     $   73,545   $   56,750   $ 156,004   $    5,505   $  36,656
      1,661,011       244,092       157,926         32,651       17,384      26,005       35,838      25,695
         (3,029)           --      (123,563)            --           --        (363)          --          (8)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      2,333,093       613,456     1,427,706        106,196       74,134     181,646       41,343      62,343
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
        248,484       216,651       518,379         50,621       55,054      56,126       33,737      31,846
         52,788        46,657        78,859         21,121        6,458       6,580        3,062       2,899
          4,984         5,090         5,620            827          675         688          321         303
          2,241         2,132         2,337          1,622        1,081       1,083        1,034       1,031
         10,621        10,539        42,105          4,350        3,908       8,130        6,024       9,452
          9,932         8,734        11,149          1,646        1,500       1,529          712         674
          6,963         7,389         7,824          1,152        1,017       1,036          482         457
         16,767        17,597        18,733            680        1,779       1,846          938         842
          4,446         4,024         4,931            591           --          --           --          --
          1,300         6,277         1,351          1,068          699         699          677         677
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
        358,526       325,090       691,288         83,678       72,171      77,717       46,987      48,181
         (6,366)       (5,358)           --         (1,057)      (1,139)     (1,151)        (502)     (2,918)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
        352,160       319,732       691,288         82,621       71,032      76,566       46,485      45,263
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      1,980,933       293,724       736,418         23,575        3,102     105,080       (5,142)     17,080
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      3,406,936     7,283,996     4,101,949        537,394     (331,257)   (614,547)    (783,976)   (649,770)
         (4,642)           --        76,911             --           --          --           --         (25)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      3,402,294     7,283,996     4,178,860        537,394     (331,257)   (614,547)    (783,976)   (649,795)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      1,925,076    (3,566,325)    1,373,699      1,001,393    2,717,374     709,996    1,277,778    (114,950)
             --            --        10,635             --           --          --           --          --
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      1,925,076    (3,566,325)    1,384,334      1,001,393    2,717,374     709,996    1,277,778    (114,950)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
      5,327,370     3,717,671     5,563,194      1,538,787    2,386,117      95,449      493,802    (764,745)
     ----------   -----------    ----------     ----------   ----------   ---------   ----------   ---------
     $7,308,303   $ 4,011,395    $6,299,612     $1,562,362   $2,389,219   $ 200,529   $  488,660   $(747,665)
     ==========   ===========    ==========     ==========   ==========   =========   ==========   =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31, 1998
                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)............  $  4,452,995   $ 4,067,363   $ 1,728,246   $ 1,980,933   $   293,724    $   736,418
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................     6,148,289             0       398,338     3,402,294     7,283,996      4,178,860
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........    26,998,570             0       132,450     1,925,076    (3,566,325)     1,384,334
                                             ------------   -----------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations..............    37,599,854     4,067,363     2,259,034     7,308,303     4,011,395      6,299,612
 Distributions:
   From net investment income..............    (4,464,024)   (4,067,363)   (1,551,787)   (1,940,488)     (391,790)      (478,318)
   From net realized gains.................   (35,634,593)            0        (3,599)   (2,699,617)   (3,740,193)    (4,341,196)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies....................    50,407,953    27,114,010    12,791,904     9,069,604     8,041,798      7,369,655
                                             ------------   -----------   -----------   -----------   -----------    -----------
    Total increase in net assets...........    47,909,190    27,114,010    13,495,552    11,737,802     7,921,210      8,849,753
NET ASSETS
 Beginning of period.......................   267,389,331    64,338,911    23,350,370    56,067,509    48,574,105     62,513,456
                                             ------------   -----------   -----------   -----------   -----------    -----------
 End of Period.............................  $315,298,521   $91,452,921   $36,845,922   $67,805,311   $56,495,315    $71,363,209
                                             ============   ===========   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)............  $  4,610,554   $ 3,164,621   $ 1,205,822   $ 1,707,727   $   391,789    $   662,481
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................    35,589,649           (57)      177,501     2,697,609     3,740,193      4,167,248
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........     9,025,359            --       449,185     4,950,546     3,790,949        178,783
                                             ------------   -----------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations..............    49,225,562     3,164,564     1,832,508     9,355,882     7,922,931      5,008,512
 Distributions:
   From net investment income..............    (4,690,830)   (3,164,621)   (1,143,012)   (1,626,361)     (326,522)      (427,579)
   From net realized gains.................   (23,067,604)           --            --      (344,551)      (64,760)    (3,347,494)
 Capital share transactions:
   Shares exchanged in acquisition of
    Common Stock Portfolio.................    13,633,276            --            --            --            --             --
   Net contributions from affiliated life
    insurance companies....................    33,340,861    10,142,244     5,573,996     5,251,369     6,944,174     10,324,894
                                             ------------   -----------   -----------   -----------   -----------    -----------
    Total increase in net assets...........    68,441,265    10,142,187     6,263,492    12,636,339    14,475,823     11,558,333
NET ASSETS
 Beginning of period.......................   198,948,066    54,196,724    17,086,878    43,431,170    34,098,282     50,955,123
                                             ------------   -----------   -----------   -----------   -----------    -----------
 End of period.............................  $267,389,331   $64,338,911   $23,350,370   $56,067,509   $48,574,105    $62,513,456
                                             ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- (Concluded)

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 1998
                                                               SENTINEL        LARGE         LARGE        SMALL        SMALL
                                                                GROWTH          CAP           CAP          CAP          CAP
                                                               PORTFOLIO      GROWTH*       VALUE*       GROWTH*       VALUE*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).............................  $    23,575   $     3,102   $   105,080   $   (5,142)  $   17,080
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................      537,394      (331,257)     (614,547)    (783,976)    (649,795)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........    1,001,393     2,717,374       709,996    1,277,778     (114,950)
                                                              -----------   -----------   -----------   ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..............................................    1,562,362     2,389,219       200,529      488,660     (747,665)
 Distributions:
   From net investment income...............................      (25,069)           --            --           --           --
   From net realized gains..................................   (1,668,898)           --            --           --           --
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies...............................................    3,936,595    11,917,436    15,415,372    9,196,605    8,820,924
                                                              -----------   -----------   -----------   ----------   ----------
    Total increase in net assets............................    3,804,990    14,306,655    15,615,901    9,685,265    8,073,259
NET ASSETS
 Beginning of period........................................    8,361,989            --            --           --           --
                                                              -----------   -----------   -----------   ----------   ----------
 End of Period..............................................  $12,166,979   $14,306,655   $15,615,901   $9,685,265   $8,073,259
                                                              ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 1997
                                                               SENTINEL
                                                                GROWTH
                                                               PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).............................  $    25,069
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................    1,668,898
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........      132,149
                                                              -----------
   Net increase (decrease) in net assets resulting from
    operations..............................................    1,826,116
 Distributions:
   From net investment income...............................      (23,408)
   From net realized gains..................................       (3,259)
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies...............................................      898,951
                                                              -----------
    Total increase in net assets............................    2,698,400
NET ASSETS
 Beginning of period........................................    5,663,589
                                                              -----------
 End of period..............................................  $ 8,361,989
                                                              ===========

* Commencement of operations was May 4, 1998

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                  GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $19.46     $18.10     $16.36     $14.00     $14.09
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .27        .35        .46        .47        .43
Net realized and unrealized gain (loss) on investments......     1.97       3.49       2.54       3.41       (.10)
                                                              -------    -------    -------    -------    -------
   Total from investment operations.........................     2.24       3.84       3.00       3.88        .33
                                                              -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.29)      (.38)      (.48)      (.46)      (.41)
Dividends to shareholders from net capital gains............    (2.59)     (2.10)      (.78)     (1.06)      (.01)
                                                              -------    -------    -------    -------    -------
   Total Distributions......................................    (2.88)     (2.48)     (1.26)     (1.52)      (.42)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................   $18.82     $19.46     $18.10     $16.36     $14.00
                                                              =======    =======    =======    =======    =======
   Total return.............................................    13.70%     24.32%     19.58%     30.39%      2.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  315,299    267,389    198,948    161,899    115,191
Ratios of expenses to average net assets(1).................      .46%       .43%       .50%       .61%       .63%
Ratios of net investment income to average net assets.......     1.53%      2.01%      2.80%      3.20%      3.10%
Portfolio turnover..........................................       30%       108%        72%        61%        63%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 0.47%, 0.43%, 0.50%, 0.61% and 0.67%
     respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                               MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .05        .05        .05        .05        .04
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................      .05        .05        .05        .05        .04
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.05)      (.05)      (.05)      (.05)      (.04)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.05)      (.05)      (.05)      (.05)      (.04)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                               ======     ======     ======     ======     ======
   Total return.............................................     5.29%      5.33%      5.15%      5.61%      3.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   91,453     64,339     54,197     34,165     21,040
Ratios of expenses to average net assets(1).................      .40%       .39%       .44%       .50%       .55%
Ratios of net investment income to average net assets.......     5.15%      5.21%      5.03%      5.47%      3.86%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 0.42%, 0.39%, 0.44%, 0.50%
     and 0.59% respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                   BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $10.98     $10.67     $11.00      $9.73     $11.21
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .63        .64        .63        .65        .62
Net realized and unrealized gain (loss) on investments......      .25        .33       (.34)      1.27      (1.23)
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................      .88        .97        .29       1.92       (.61)
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.64)      (.66)      (.62)      (.65)      (.60)
Dividends to shareholders from net capital gains............     (.00)      (.00)      (.00)      (.00)      (.27)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.64)      (.66)      (.62)      (.65)      (.87)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $11.22     $10.98     $10.67     $11.00      $9.73
                                                               ======     ======     ======     ======     ======
   Total return.............................................     8.22%      9.50%      2.86%     20.45%     (5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   36,846     23,350     17,087     14,402     10,098
Ratios of expenses to average net assets(1).................      .53%       .57%       .56%       .60%       .68%
Ratios of net investment income to average net assets.......     6.03%      6.24%      6.08%      6.36%      6.14%
Portfolio turnover..........................................      163%       105%       133%       206%       151%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 0.55%, 0.57%, 0.56%, 0.60% and 0.70%
     respectively.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                 MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $17.06     $14.68     $14.19     $11.94     $13.27
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .54        .54        .51        .55        .53
Net realized and unrealized gain (loss) on investments......     1.45       2.49       1.07       2.28       (.77)
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     1.99       3.03       1.58       2.83       (.24)
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.55)      (.53)      (.51)      (.57)      (.49)
Dividends to shareholders from net capital gains............     (.82)      (.12)      (.58)      (.01)      (.60)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.37)      (.65)     (1.09)      (.58)     (1.09)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $17.68     $17.06     $14.68     $14.19     $11.94
                                                               ======     ======     ======     ======     ======
   Total return.............................................    12.54%     21.23%     11.88%     24.43%     (1.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   67,805     56,068     43,431     36,002     29,363
Ratios of expenses to average net assets(1).................      .57%       .58%       .60%       .66%       .67%
Ratios of net investment income to average net assets.......     3.22%      3.47%      3.68%      4.22%      4.34%
Portfolio turnover..........................................      203%        99%       106%       130%        75%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 0.58%, 0.58%, 0.60%, 0.66% and 0.73%
     respectively.

See accompanying financial statements.
\

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $22.19     $18.52     $17.38     $15.45     $15.45
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .11        .17        .17        .20       (.01)
Net realized and unrealized gain (loss) on investments......     1.50       3.72       3.03       1.86        .01
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     1.61       3.89       3.20       2.06        .00
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.18)      (.18)      (.19)      (.00)      (.00)
Dividends to shareholders from net capital gains............    (1.71)      (.04)     (1.87)      (.13)      (.00)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.89)      (.22)     (2.06)      (.13)      (.00)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $21.91     $22.19     $18.52     $17.38     $15.45
                                                               ======     ======     ======     ======     ======
   Total return.............................................     7.99%     21.21%     21.00%     13.48%      0.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   56,495     48,574     34,098     23,822     15,430
Ratios of expenses to average net assets(1.)................      .61%       .63%       .68%       .76%       .86%
Ratios of net investment income to average net assets.......      .56%       .95%      1.14%      1.32%      (.10)%
Portfolio turnover..........................................       41%        37%        47%        89%        60%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 0.62%, 0.63%, 0.68%, 0.76% and 0.89%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                              INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/98   01/01/97   01/01/96   01/01/95   01/01/94
                                                                   TO          TO         TO         TO         TO
                                                              12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $13.61     $13.41     $12.86     $11.63     $11.87
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .15        .11        .11        .16        .05
Net realized and unrealized gain (loss) on investments......     1.14       1.08       1.23       1.45       (.02)
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     1.29       1.19       1.34       1.61        .03
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.10)      (.11)      (.16)      (.07)      (.03)
Dividends to shareholders from net capital gains............     (.95)      (.88)      (.63)      (.31)      (.24)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.05)      (.99)      (.79)      (.38)      (.27)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $13.85     $13.61     $13.41     $12.86     $11.63
                                                               ======     ======     ======     ======     ======
   Total return.............................................    10.13%      9.66%     10.89%     14.31%       .26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   71,363     62,513     50,955     36,642     26,212
Ratios of expenses to average net assets(1).................     1.00%      1.02%      1.05%      1.15%      1.32%
Ratios of net investment income to average net assets.......     1.18%      1.13%      1.08%      1.21%       .76%
Portfolio turnover..........................................       37%        37%        35%        45%        32%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 were as follows: 1.00%, 1.02%, 1.05%, 1.15%
     and 1.32% respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                 SENTINEL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                              01/01/98    01/01/97   03/18/96(2)
                                                                   TO           TO          TO
                                                              12/31/98    12/31/97    12/31/96
----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $14.59     $11.14       $10.00
                                                               ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .03        .04         .05
Net realized and unrealized gain (loss) on investments......     1.76       3.47        1.09
                                                               ------     ------      ------
   Total from investment operations.........................     1.79       3.51        1.14
                                                               ------     ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.04)      (.05)       (.00)
Dividends to shareholders from net capital gains............    (2.91)      (.01)       (.00)
                                                               ------     ------      ------
   Total Distributions......................................    (2.95)      (.06)       (.00)
                                                               ------     ------      ------
Net asset value, end of period..............................   $13.43      $14.59      $11.14
                                                               ======     ======      ======
   Total return.............................................    15.98%     31.58%      11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   12,167      8,362       5,664
Ratios of expenses to average net assets(1) (annualized)....      .82%       .90%        .90%
Ratios of net investment income to average net assets
 (annualized)...............................................      .23%       .36%        .57%
Portfolio turnover..........................................       87%       155%         75%
--------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Sentinel Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 1998, 1997 and 1996 were as follows: 0.83%, 1.35% and 1.51%, respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                              05/04/98(2)  05/04/98(2)  05/04/98(2)  05/04/98(2)
                                                                    TO             TO           TO           TO
                                                              12/31/98       12/31/98     12/31/98     12/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................     $10.00      $10.00        $10.00       $10.00
                                                                ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................       .00          .07         (.01)         .02
Net realized and unrealized gain (loss) on investments......      1.77         (.17)        (.19)       (1.77)
                                                                ------       ------       ------       ------
   Total from investment operations.........................      1.77         (.10)        (.20)       (1.75)
                                                                ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.00)        (.00)        (.00)        (.00)
Dividends to shareholders from net capital gains............      (.00)        (.00)        (.00)        (.00)
                                                                ------       ------       ------       ------
   Total Distributions......................................      (.00)        (.00)        (.00)        (.00)
                                                                ------       ------       ------       ------
Net asset value, end of period..............................    $11.77         $9.90        $9.80        $8.25
                                                                ======       ======       ======       ======
   Total return.............................................     17.70%(3)    (1.00)%(3)     (2.00)%(3)    (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    14,307       15,616        9,685        8,073
Ratios of expenses to average net assets(1) (annualized)....       .90%         .95%        1.24%        1.28%
Ratios of net investment income to average net assets
 (annualized)...............................................       .04%        1.31%        (.14)%         .48%
Portfolio turnover..........................................        64%          39%          82%          38%
-------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Large Cap Growth Portfolio, Large Cap Value
     Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the period ended December 31, 1998 were as follows: 0.92%, .97%, 1.25% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, and Small Cap Value Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term investments) and by the lower repurchase price at the future date (the "drop"). The drop, which is recorded as deferred income, is amortized over the period between the trade date and the settlement date. All realized gains are recorded at the

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. The balance of dollar rolls outstanding at December 31, 1998 was $3,965,702 in the Bond Portfolio and $9,312,628 in the Managed Portfolio.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, and Managed Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, and Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, Aggressive Growth and Sentinel Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With re-

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

spect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Providentmutual Investment Management Co. (PIMC) is the adviser for the International, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios. With respect to the Large Cap Growth Portfolio and the Large Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the Small Cap Growth Portfolio and the Small Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, PIMC is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLICV agrees to reimburse Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 1998, the Portfolios' net assets consisted of:

                                                                                MONEY
                                                                 GROWTH        MARKET         BOND         MANAGED
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $245,203,154   $91,452,978   $35,174,769   $50,052,789
Undistributed net investment income.........................     1,058,688            --       506,982       499,598
Undistributed net realized gain.............................     6,184,504            --       398,338     3,406,936
Accumulated loss on investment transactions.................            --           (57)           --            --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    62,852,175            --       765,833    13,845,988
                                                              ------------   -----------   -----------   -----------
                                                              $315,298,521   $91,452,921   $36,845,922   $67,805,311
                                                              ============   ===========   ===========   ===========

                                                              AGGRESSIVE                     SENTINEL
                                                                GROWTH      INTERNATIONAL     GROWTH
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $42,508,103    $61,459,537    $ 9,921,581
Undistributed net investment income.........................      293,724        813,330         23,575
Undistributed net realized gain.............................    7,283,996      4,101,948        537,394
Accumulated loss on investment transactions.................           --             --             --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    6,409,492      4,988,398      1,684,429
                                                              -----------    -----------    -----------
                                                              $56,495,315    $71,363,209    $12,166,979
                                                              ===========    ===========    ===========

                                                                 LARGE         LARGE        SMALL        SMALL
                                                                  CAP           CAP          CAP          CAP
                                                                GROWTH         VALUE        GROWTH       VALUE
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $11,917,436   $15,415,372   $9,191,463   $8,820,924
Undistributed net investment income.........................        3,102       105,080           --       17,055
Undistributed net realized gain.............................           --            --           --           --
Accumulated loss on investment transactions.................     (331,257)     (614,547)    (783,976)    (649,770)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    2,717,374       709,996    1,277,778     (114,950)
                                                              -----------   -----------   ----------   ----------
                                                              $14,306,655   $15,615,901   $9,685,265   $8,073,259
                                                              ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended December 31, 1998, were as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH        MARKET         BOND         MANAGED        GROWTH      INTERNATIONAL
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.....................  $        --   $        --   $36,550,258   $105,628,443   $        --    $        --
Corporate Bonds............................           --            --    19,695,300      8,137,793            --             --
Common and Preferred Stock.................   96,049,721            --            --     15,484,082    25,248,892     27,444,152
                                             -----------   -----------   -----------   ------------   -----------    -----------
Total Purchases............................  $96,049,721            --   $56,245,558   $129,250,318   $25,248,892    $27,444,152
                                             ===========   ===========   ===========   ============   ===========    ===========
SALES
U.S. Gov't Obligations.....................  $        --   $        --   $30,401,620   $ 99,929,159   $        --    $        --
Corporate Bonds............................           --            --    13,980,495      7,580,458            --             --
Common and Preferred Stock.................   82,556,949            --            --     11,847,797    19,719,566     24,038,097
                                             -----------   -----------   -----------   ------------   -----------    -----------
Total Sales................................  $82,556,949            --   $44,382,115   $119,357,414   $19,719,566    $24,038,097
                                             ===========   ===========   ===========   ============   ===========    ===========

                                                                               LARGE         LARGE         SMALL         SMALL
                                                               SENTINEL         CAP           CAP           CAP           CAP
                                                                GROWTH        GROWTH         VALUE        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations......................................  $        --   $        --   $        --   $        --   $        --
Corporate Bonds.............................................           --            --            --            --            --
Common and Preferred Stock..................................   10,590,648    19,516,660    19,561,434    13,000,678    10,163,856
                                                              -----------   -----------   -----------   -----------   -----------
Total Purchases.............................................  $10,590,648   $19,516,660   $19,561,434   $13,000,678   $10,163,856
                                                              ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations......................................  $        --   $        --   $        --   $        --   $        --
Corporate Bonds.............................................           --            --            --            --            --
Common and Preferred Stock..................................    8,255,405     7,527,713     4,680,799     4,264,592     1,882,030
                                                              -----------   -----------   -----------   -----------   -----------
Total Sales.................................................  $ 8,255,405   $ 7,527,713   $ 4,680,799   $ 4,264,592   $ 1,882,030
                                                              ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1998 is as follows:

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation....  $ 70,477,751   $        --   $   873,512   $14,307,955   $ 9,655,009    $11,491,580
Aggregate gross unrealized depreciation....    (7,625,576)           --      (107,679)     (461,967)   (3,245,517)    (6,585,929)
                                             ------------   -----------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)............................  $ 62,852,175   $        --   $   765,833   $13,845,988   $ 6,409,492    $ 4,905,651
                                             ============   ===========   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes.......................  $249,306,173   $91,873,128   $39,209,431   $62,015,023   $50,115,381    $63,769,784
                                             ============   ===========   ===========   ===========   ===========    ===========
Capital loss carryover (available to offset
 possible future gains.) The carryover
 expires as follows: Money Market
 Portfolio -- $57 in 2005..................  $         --   $        57   $        --   $        --   $        --    $        --
                                             ============   ===========   ===========   ===========   ===========    ===========

                                                                LARGE         LARGE        SMALL        SMALL
                                                SENTINEL         CAP           CAP          CAP          CAP
                                                 GROWTH        GROWTH         VALUE        GROWTH       VALUE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 2,123,721   $ 3,198,111   $ 1,421,027   $1,662,516   $  552,294
Aggregate gross unrealized depreciation......     (439,292)     (480,737)     (711,031)    (455,419)    (717,897)
                                               -----------   -----------   -----------   ----------   ----------
Net unrealized appreciation (depreciation)...  $ 1,684,429   $ 2,717,374   $   709,996   $1,207,097   $ (165,603)
                                               -----------   -----------   -----------   ----------   ----------
Aggregate cost of securities for federal
 income tax purposes.........................  $10,495,647   $11,792,175   $14,958,592   $8,693,053   $8,552,455
                                               ===========   ===========   ===========   ==========   ==========
Capital loss carryover (available to offset
 possible future gains.) The carryover
 expires as follows: Large Cap
 Growth -- $331,257 in 2006; Large Cap
 Value -- $606,858 in 2006; Small Cap
 Growth -- $713,295 in 2006; Small Cap
 Value -- $599,117 in 2006...................  $        --   $   331,257   $   606,858   $  713,295   $  599,117
                                               ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1998, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eleven series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio. The Growth Portfolio consists of 75 million shares, the Money Market Portfolio consists of 150 million shares; for the Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value Portfolios consist of 50 million shares and each of the other series consists of 5 million shares.

On December 31, 1998, Provident Mutual Life Insurance Company owned 633,521 shares of Large Cap Growth, 986,029 shares of Large Cap Value, 400,000 shares of Small Cap Growth and 400,000 shares of Small Cap Value.

Transactions in capital stock for the period ended December 31, 1998 were as follows:

                                                                 MONEY MARKET
                                 GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold................   1,837,947   $ 32,406,592    165,155,447   $ 165,155,447   1,435,423   $15,864,807
Shares redeemed............  (1,249,358)   (22,097,256)  (142,035,980)   (142,035,980)   (417,928)   (4,628,289)
Shares reinvested..........   2,418,983     40,098,617      3,994,543       3,994,543     140,681     1,555,386
                             ----------   ------------   ------------   -------------   ---------   -----------
Net contributions from
 affiliated insurance
 companies.................   3,007,572   $ 50,407,953     27,114,010   $  27,114,010   1,158,176   $12,791,904
                             ==========   ============   ============   =============   =========   ===========


                               MANAGED PORTFOLIO
---------------------------  ----------------------
                              SHARES      AMOUNT
---------------------------  ----------------------
Shares sold................   623,703   $10,481,421
Shares redeemed............  (360,939)   (6,051,923)
Shares reinvested..........   285,692     4,640,106
                             --------   -----------
Net contributions from
 affiliated insurance
 companies.................   548,456   $ 9,069,604
                             ========   ===========

                                                             AGGRESSIVE GROWTH          INTERNATIONAL          SENTINEL GROWTH
                                                                 PORTFOLIO                PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            SHARES      AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold..............................................   493,256   $10,260,111    796,247   $10,834,572   240,467   $2,911,418
Shares redeemed..........................................  (309,019)   (6,350,296)  (615,500)   (8,284,431)  (56,545)    (668,790)
Shares reinvested........................................   205,061     4,131,983    378,012     4,819,514   148,986    1,693,967
                                                           --------   -----------   --------   -----------   -------   ----------
Net contributions from affiliated insurance companies....   389,298   $ 8,041,798    558,759   $ 7,369,655   332,908   $3,936,595
                                                           ========   ===========   ========   ===========   =======   ==========

                                    LARGE CAP                 LARGE CAP                 SMALL CAP                SMALL CAP
                                GROWTH PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO          VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold................  1,711,101   $17,230,972   1,685,241   $16,459,222   1,153,905   $10,747,921   1,084,795   $9,720,129
Shares redeemed............   (495,712)   (5,313,536)   (108,503)   (1,043,850)   (165,750)   (1,551,316)   (105,824)    (899,205)
Shares reinvested..........          0             0           0             0           0             0           0            0
                             ---------   -----------   ---------   -----------   ---------   -----------   ---------   ----------
Net contributions from
 affiliated insurance
 companies.................  1,215,389   $11,917,436   1,576,738   $15,415,372     988,155   $ 9,196,605     978,971   $8,820,924
                             =========   ===========   =========   ===========   =========   ===========   =========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 1998 -- Concluded

--------------------------------------------------------------------------------

Transactions in capital stock for the year ended December 31, 1997 were as follows:

                                                                 MONEY MARKET
                                 GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT         SHARES         AMOUNT        SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold................   1,328,421   $ 23,557,083    116,153,761   $ 116,153,761    608,494   $ 6,478,790
Shares redeemed............  (1,033,097)   (18,272,623)  (109,109,613)   (109,109,613)  (192,816)   (2,047,805)
Shares reinvested..........   1,736,600     28,056,401      3,098,096       3,098,096    108,875     1,143,011
                             ----------   ------------   ------------   -------------   --------   -----------
Net contributions from
 affiliated insurance
 companies.................   2,031,924   $ 33,340,861     10,142,244   $  10,142,244    524,553   $ 5,573,996
                             ==========   ============   ============   =============   ========   ===========
Shares exchanged in
 acquisition of Common
 Stock Portfolios..........     716,786     13,633,276             --              --         --            --
                             ----------   ------------   ------------   -------------   --------   -----------


                               MANAGED PORTFOLIO
---------------------------  ----------------------
                              SHARES      AMOUNT
---------------------------  ----------------------
Shares sold................   538,094   $ 8,544,898
Shares redeemed............  (338,821)   (5,264,441)
Shares reinvested..........   129,171     1,970,912
                             --------   -----------
Net contributions from
 affiliated insurance
 companies.................   328,444   $ 5,251,369
                             ========   ===========
Shares exchanged in
 acquisition of Common
 Stock Portfolios..........        --            --
                             --------   -----------

                                                                   AGGRESSIVE
                                                                     GROWTH               INTERNATIONAL         SENTINEL GROWTH
                                                                   PORTFOLIO                PORTFOLIO              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                              SHARES      AMOUNT       SHARES      AMOUNT      SHARES    AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold................................................   513,839   $10,376,849    970,932   $13,015,260   69,861   $ 976,211
Shares redeemed............................................  (187,215)   (3,823,958)  (484,512)   (6,465,439)  (7,419)   (103,927)
Shares reinvested..........................................    21,347       391,283    305,922     3,775,073    2,383      26,667
                                                             --------   -----------   --------   -----------   ------   ---------
Net contributions from affiliated insurance companies......   347,971   $ 6,944,174    792,342   $10,324,894   64,825   $ 898,951
                                                             ========   ===========   ========   ===========   ======   =========

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 31, 1998, the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 31, 1998, ex-dividend date January 5, 1999, payable on January 6, 1999 as follows:

                                TOTAL                 PER SHARE
                       -----------------------   --------------------
                          NET                       NET
                       INVESTMENT    CAPITAL     INVESTMENT   CAPITAL
PORTFOLIO                INCOME        GAIN        INCOME      GAIN
---------              ----------   ----------   ----------   -------
Growth...............  $1,058,688   $6,184,504     $.0632     $ .3692
Bond.................     506,982      398,338      .1543       .1213
Managed..............     499,598    3,406,936      .1303       .8884
Aggressive Growth....     293,724    7,283,996      .1139      2.8253
International........     813,330    4,172,939      .1579       .8101
Sentinel Growth......      23,574      537,394      .0260       .5931
Large Cap Growth.....       3,102           --      .0026          --
Large Cap Value......     105,080           --      .0666          --
Small Cap Growth.....          --           --         --          --
Small Cap Value......      17,055           --      .0174          --

    Form 16169 12.98

             [provident mutual logo]

             [Bulk Rate U.S. Postage Paid Graphic]